As filed with the U.S. Securities and Exchange Commission on April 18, 2011

File Nos. 333-92935 and 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 525	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 525	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

2011 PROSPECTUS TO SHAREHOLDERS

iSHARES® S&P TARGET DATE SERIES

____________, 2011

iShares S&P Target Date Retirement Income Index Fund  |  TGR  |  NYSE Arca

iShares S&P Target Date 2010 Index Fund  |  TZD  |  NYSE Arca

iShares S&P Target Date 2015 Index Fund  |  TZE  |  NYSE Arca

iShares S&P Target Date 2020 Index Fund  |  TZG  |  NYSE Arca

iShares S&P Target Date 2025 Index Fund  |  TZI  |  NYSE Arca

iShares S&P Target Date 2030 Index Fund  |  TZL  |  NYSE Arca

iShares S&P Target Date 2035 Index Fund  |  TZO  |  NYSE Arca

iShares S&P Target Date 2040 Index Fund  |  TZV  |  NYSE Arca

iShares S&P Target Date 2045 Index Fund  |  ____  |  _________

iShares S&P Target Date 2050 Index Fund  |  ____  |  __________

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

“Standard & Poor’s®,” “S&P®,” “S&P Target Date Retirement Income Index,” “S&P Target Date 2010 Index,” “S&P Target Date 2015 Index,” “S&P Target Date 2020 Index,” “S&P Target Date 2025 Index,” “S&P Target Date 2030 Index,” “S&P Target Date 2035 Index,” “S&P Target Date 2040 Index,” “S&P Target Date 2045 Index” and “S&P Target Date 2050 Index” are trademarks of Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) licensed for use for certain purposes by BlackRock Institutional Trust Company, N.A. (“BTC”). iShares® is a registered trademark of BTC.
ii

iShares S&P Target Date Retirement
Income Index Fund

Ticker: TGRStock Exchange: NYSE Arca

Investment Objective

The iShares S&P Target Date Retirement Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA has contractually agreed to waive a portion of the advisory fee it is entitled to receive from the Fund due to its investments in other iShares funds, in an amount equal to 0.14%, through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Trust and BFA.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
0.25%	None	None	0.18%	0.43%	(0.14)%	0.29%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

S-1

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$30	$115	$218	$520

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

It is the goal of the Underlying Index to represent an allocation strategy geared towards investors who are currently retired or are close to retirement.

The Underlying Index seeks to represent asset allocations which reflect an immediate retirement horizon, i.e., asset allocations geared toward investors who are currently retired or are close to retirement, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors who are currently retired or are close to retirement. The Underlying Index’s asset allocation is not static and may change over time. While the Underlying Index has an asset allocation that is intended to be appropriate for a person who is currently retired, the Fund is still exposed to risk of loss and could suffer significant losses. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors nearing or currently in retirement by tracking the Underlying Index. As of ___________, the Fund invested approximately 35% of its assets in Underlying Funds that invest primarily in equity securities and 64% of its assets in Underlying Funds that invest primarily in bonds.

As of ___________, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets

S-2

Index Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Short Treasury Bond Fund and iShares Barclays TIPS Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

S-3

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

S-4

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

S-5

Year by Year Returns/1/ (Year Ended December 31)

[1]	The Fund’s total return for the nine months ended September 30, 2010 was 6.08%.

The best calendar quarter return during the period shown above was 7.73% in the 3rd quarter of 2009; the worst was -4.54% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2009)

	One Year	Since Fund Inception
(Inception Date: 11/04/2008)
Return Before Taxes	11.24%	11.05%
Return After Taxes on Distributions/1/	10.33%	10.09%
Return After Taxes on Distributions and Sale of Fund Shares/1/	7.41%	8.88%
S&P Target Date Retirement Income Index (Index returns do not reflect deductions for fees, expenses, or taxes)	11.37%	11.20%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since 2010, inception and inception, respectively.

S-6

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

S-7

iShares S&P Target Date 2010 Index Fund

Ticker: TZDStock Exchange: NYSE Arca

Investment Objective

The iShares S&P Target Date 2010 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA has contractually agreed to waive a portion of the advisory fee it is entitled to receive from the Fund due to its investments in other iShares funds, in an amount equal to 0.14%, through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Trust and BFA.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
0.25%	None	None	0.18%	0.43%	(0.14)%	0.29%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

S-8

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$30	$115	$218	$520

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date.

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2010, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors with this target retirement horizon. The Underlying Index’s asset allocation may continue to grow more conservative after the target date. The Fund will continue to be exposed to risk of loss after the target date. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2010 target retirement horizon by tracking the Underlying Index. As of ___________, the Fund invested approximately 48% of its assets in Underlying Funds that invest primarily in equity securities and 52% of its assets in Underlying Funds that invest primarily in bonds.

As of ___________, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets

S-9

Index Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Short Treasury Bond Fund and iShares Barclays TIPS Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

S-10

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

S-11

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

S-12

Year by Year Returns/1/ (Year Ended December 31)

[1]	The Fund’s total return for the nine months ended September 30, 2010 was 6.07%.

The best calendar quarter return during the period shown above was 9.67% in the 3rd quarter of 2009; the worst was -5.60% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2009)

	One Year	Since Fund Inception
(Inception Date: 11/04/2008)
Return Before Taxes	14.46%	12.56%
Return After Taxes on Distributions/1/	13.68%	11.72%
Return After Taxes on Distributions and Sale of Fund Shares/1/	9.60%	10.30%
S&P Target Date 2010 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	14.61%	12.74%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since 2010, inception and inception, respectively.

S-13

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

S-14

iShares S&P Target Date 2015 Index Fund

Ticker: TZEStock Exchange: NYSE Arca

Investment Objective

The iShares S&P Target Date 2015 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA has contractually agreed to waive a portion of the advisory fee it is entitled to receive from the Fund due to its investments in other iShares funds, in an amount equal to 0.14%, through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Trust and BFA.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
0.25%	None	None	0.18%	0.43%	(0.14)%	0.29%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

S-15

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$30	$115	$218	$520

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date.

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2015, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors with this target retirement horizon. The Underlying Index’s asset allocation may continue to grow more conservative after the target date. The Fund will continue to be exposed to risk of loss after the target date. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2015 target retirement horizon by tracking the Underlying Index. As of ___________, the Fund invested approximately 59% of its assets in Underlying Funds that invest primarily in equity securities and 41% of its assets in Underlying Funds that invest primarily in bonds.

As of ___________, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets

S-16

Index Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Short Treasury Bond Fund and iShares Barclays TIPS Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

S-17

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

S-18

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

S-19

Year by Year Returns/1/ (Year Ended December 31)

[1]	The Fund’s total return for the nine months ended September 30, 2010 was 6.01%.

The best calendar quarter return during the period shown above was 11.35% in the 3rd quarter of 2009; the worst was -6.65% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2009)

	One Year	Since Fund Inception
(Inception Date: 11/04/2008)
Return Before Taxes	17.32%	13.74%
Return After Taxes on Distributions/1/	16.78%	13.11%
Return After Taxes on Distributions and Sale of Fund Shares/1/	11.45%	11.43%
S&P Target Date 2015 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	17.48%	13.92%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since 2010, inception and inception, respectively.

S-20

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

S-21

iShares S&P Target Date 2020 Index Fund

Ticker: TZGStock Exchange: NYSE Arca

Investment Objective

The iShares S&P Target Date 2020 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA has contractually agreed to waive a portion of the advisory fee it is entitled to receive from the Fund due to its investments in other iShares funds, in an amount equal to 0.14%, through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Trust and BFA.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
0.25%	None	None	0.18%	0.43%	(0.14)%	0.29%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

S-22

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$30	$115	$218	$520

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date.

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2020, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors with this target retirement horizon. The Underlying Index’s asset allocation may continue to grow more conservative after the target date. The Fund will continue to be exposed to risk of loss after the target date. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2020 target retirement horizon by tracking the Underlying Index. As of ___________, the Fund invested approximately 68% of its assets in Underlying Funds that invest primarily in equity securities and 32% of its assets in Underlying Funds that invest primarily in bonds.

As of ___________, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets

S-23

Index Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Short Treasury Bond Fund and iShares Barclays TIPS Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

S-24

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

S-25

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

S-26

Year by Year Returns/1/ (Year Ended December 31)

[1]	The Fund’s total return for the nine months ended September 30, 2010 was 5.92%.

The best calendar quarter return during the period shown above was 12.70% in the 3rd quarter of 2009; the worst was -7.63% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2009)

	One Year	Since Fund Inception
(Inception Date: 11/04/2008)
Return Before Taxes	19.80%	14.55%
Return After Taxes on Distributions/1/	19.38%	14.03%
Return After Taxes on Distributions and Sale of Fund Shares/1/	13.06%	12.18%
S&P Target Date 2020 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	19.95%	14.75%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since 2010, inception and inception, respectively.

S-27

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

S-28

iShares S&P Target Date 2025 Index Fund

Ticker: TZIStock Exchange: NYSE Arca

Investment Objective

The iShares S&P Target Date 2025 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA has contractually agreed to waive a portion of the advisory fee it is entitled to receive from the Fund due to its investments in other iShares funds, in an amount equal to 0.14%, through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Trust and BFA.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
0.25%	None	None	0.18%	0.43%	(0.14)%	0.29%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

S-29

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$30	$115	$218	$520

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date.

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2025, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors with this target retirement horizon. The Underlying Index’s asset allocation may continue to grow more conservative after the target date. The Fund will continue to be exposed to risk of loss after the target date. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2025 target retirement horizon by tracking the Underlying Index. As of ___________, the Fund invested approximately 76% of its assets in Underlying Funds that invest primarily in equity securities and 24% of its assets in Underlying Funds that invest primarily in bonds.

As of ___________, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets

S-30

Index Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Short Treasury Bond Fund and iShares Barclays TIPS Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

S-31

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

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Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

S-33

Year by Year Returns/1/ (Year Ended December 31)

[1]	The Fund’s total return for the nine months ended September 30, 2010 was 5.84%.

The best calendar quarter return during the period shown above was 13.79% in the 3rd quarter of 2009; the worst was -8.59% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2009)

	One Year	Since Fund Inception
(Inception Date: 11/04/2008)
Return Before Taxes	21.86%	15.09%
Return After Taxes on Distributions/1/	21.34%	14.49%
Return After Taxes on Distributions and Sale of Fund Shares/1/	14.48%	12.63%
S&P Target Date 2025 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	22.03%	15.31%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since 2010, inception and inception, respectively.

S-34

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

S-35

iShares S&P Target Date 2030 Index Fund

Ticker: TZLStock Exchange: NYSE Arca

Investment Objective

The iShares S&P Target Date 2030 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA has contractually agreed to waive a portion of the advisory fee it is entitled to receive from the Fund due to its investments in other iShares funds, in an amount equal to 0.14%, through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Trust and BFA.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
0.25%	None	None	0.19%	0.44%	(0.14)%	0.30%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$31	$118	$224	$533

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date.

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2030, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors with this target retirement horizon. The Underlying Index’s asset allocation may continue to grow more conservative after the target date. The Fund will continue to be exposed to risk of loss after the target date. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2030 target retirement horizon by tracking the Underlying Index. As of ___________, the Fund invested approximately 82% of its assets in Underlying Funds that invest primarily in equity securities and 18% of its assets in Underlying Funds that invest primarily in bonds.

As of ___________, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets

S-37

Index Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Short Treasury Bond Fund and iShares Barclays TIPS Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

S-38

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

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Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

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Year by Year Returns/1/ (Year Ended December 31)

[1]	The Fund’s total return for the nine months ended September 30, 2010 was 5.71%.

The best calendar quarter return during the period shown above was 14.64% in the 3rd quarter of 2009; the worst was -9.54% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2009)

	One Year	Since Fund Inception
(Inception Date: 11/04/2008)
Return Before Taxes	23.51%	15.26%
Return After Taxes on Distributions/1/	23.08%	14.73%
Return After Taxes on Distributions and Sale of Fund Shares/1/	15.58%	12.82%
S&P Target Date 2030 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	23.70%	15.48%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since 2010, inception and inception, respectively.

S-41

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

S-42

iShares S&P Target Date 2035 Index Fund

Ticker: TZOStock Exchange: NYSE Arca

Investment Objective

The iShares S&P Target Date 2035 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA has contractually agreed to waive a portion of the advisory fee it is entitled to receive from the Fund due to its investments in other iShares funds, in an amount equal to 0.14%, through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Trust and BFA.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
0.25%	None	None	0.18%	0.43%	(0.14)%	0.29%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$30	$115	$218	$520

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date.

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2035, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors with this target retirement horizon. The Underlying Index’s asset allocation may continue to grow more conservative after the target date. The Fund will continue to be exposed to risk of loss after the target date. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2035 target retirement horizon by tracking the Underlying Index. As of ___________, the Fund invested approximately 87% of its assets in Underlying Funds that invest primarily in equity securities and 13% of its assets in Underlying Funds that invest primarily in bonds.

As of ___________, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets

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Index Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Short Treasury Bond Fund and iShares Barclays TIPS Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

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Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

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Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

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Year by Year Returns/1/ (Year Ended December 31)

[1]	The Fund’s total return for the nine months ended September 30, 2010 was 5.61%.

The best calendar quarter return during the period shown above was 15.52% in the 2nd quarter of 2009; the worst was -10.27% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2009)

	One Year	Since Fund Inception
(Inception Date: 11/04/2008)
Return Before Taxes	24.78%	15.32%
Return After Taxes on Distributions/1/	24.26%	14.75%
Return After Taxes on Distributions and Sale of Fund Shares/1/	16.49%	12.88%
S&P Target Date 2035 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	24.99%	15.54%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since 2010, inception and inception, respectively.

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Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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iShares S&P Target Date 2040 Index Fund

Ticker: TZVStock Exchange: NYSE Arca

Investment Objective

The iShares S&P Target Date 2040 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”). BFA has contractually agreed to waive a portion of the advisory fee it is entitled to receive from the Fund due to its investments in other iShares funds, in an amount equal to 0.14%, through June 30, 2012. The contractual waiver may be terminated prior to June 30, 2012 only upon written agreement of the Trust and BFA.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver	Total Annual Operating Expenses After Fee Waiver
0.25%	None	None	0.19%	0.44%	(0.14)%	0.30%
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$31	$118	$224	$533

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date.

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2040, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors with this target retirement horizon. The Underlying Index’s asset allocation may continue to grow more conservative after the target date. The Fund will continue to be exposed to risk of loss after the target date. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2040 target retirement horizon by tracking the Underlying Index. As of ___________, the Fund invested approximately 90% of its assets in Underlying Funds that invest primarily in equity securities and 10% of its assets in Underlying Funds that invest primarily in bonds.

As of ___________, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets

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Index Fund, iShares Barclays Aggregate Bond Fund and iShares Barclays Short Treasury Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund

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is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term

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fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus.

Year by Year Returns/1/ (Year Ended December 31)

[1]	The Fund’s total return for the nine months ended September 30, 2010 was 5.58%.

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The best calendar quarter return during the period shown above was 16.27% in the 2nd quarter of 2009; the worst was -10.55% in the 1st quarter of 2009.

Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2009)

	One Year	Since Fund Inception
(Inception Date: 11/04/2008)
Return Before Taxes	25.77%	15.35%
Return After Taxes on Distributions/1/	25.42%	14.92%
Return After Taxes on Distributions and Sale of Fund Shares/1/	17.06%	12.97%
S&P Target Date 2040 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	25.97%	15.57%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since 2010, inception and inception, respectively.

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred

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arrangement such as a 401(k) plan or an IRA.

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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iShares S&P Target Date 2045 Index Fund

Ticker: _____Stock Exchange: ____________

Investment Objective

The iShares S&P Target Date 2045 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2045 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus, Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to underlying funds. The impact of Acquired Fund Fees and Expenses will be included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and, once included, will not be included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
%	None	None	%	%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$___	$___

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date.

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2045, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors with this target retirement horizon. The Underlying Index’s asset allocation may continue to grow more conservative after the target date. The Fund will continue to be exposed to risk of loss after the target date. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2045 target retirement horizon by tracking the Underlying Index. As of _______, 2011, the Fund invested approximately __% of its assets in Underlying Funds that invest primarily in equity securities and __% of its assets in Underlying Funds that invest primarily in bonds.

As of ________, 2011, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets Index Fund, iShares Barclays Aggregate Bond Fund and iShares Barclays Short Treasury Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may

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reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

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Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an

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Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of _________ shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an investment retirement account (“IRA”).

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing

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activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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iShares S&P Target Date 2050 Index Fund

Ticker: _____Stock Exchange: __________________

Investment Objective

The iShares S&P Target Date 2050 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2050 Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses. “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. As the Fund has not commenced operations prior to the date of this prospectus, Acquired Fund Fees and Expenses are based on an estimate of the Fund’s allocation to underlying funds. The impact of Acquired Fund Fees and Expenses will be included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and, once included, will not be included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
___%	None	None	___%	___%

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$___	$____

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is a fund of funds and seeks its investment objective by investing primarily in the securities of other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results corresponding to their own underlying index. The Underlying Funds invest primarily in distinct asset classes, such as large-capitalization U.S. equity, mid-capitalization U.S. equity, emerging market securities, the aggregate bond market or the U.S. treasury bond market; each such asset class has its own risk profile.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date.

The Underlying Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2050, but only you can determine whether or not the Fund’s asset allocation reflects your risk tolerance and investment needs. The Fund may not be appropriate for all investors with this target retirement horizon. The Underlying Index’s asset allocation may continue to grow more conservative after the target date. The Fund will continue to be exposed to risk of loss after the target date. There is no guarantee that the Fund will provide adequate income through your retirement.

The Fund is designed to broadly meet the investment objectives of investors with an approximate 2050 target retirement horizon by tracking the Underlying Index. As of _______, 2011, the Fund invested approximately ___% of its assets in Underlying Funds that invest primarily in equity securities and ___% of its assets in Underlying Funds that invest primarily in bonds.

As of _________, 2011, the Fund invested in the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares Cohen & Steers Realty Majors Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI Emerging Markets Index Fund, iShares Barclays Aggregate Bond Fund and iShares Barclays Short Treasury Bond Fund. BFA may add, eliminate or replace all Underlying Funds at any time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may

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reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Funds. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track its Underlying Index, futures contracts, options on futures contracts and options, as well as cash and cash equivalents, including shares of money market funds affiliated with BFA or its affiliates, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying Funds), any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Credit Risk. The risk that debt issuers and other counterparties may not honor their obligations.

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Emerging Markets Risk. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund or an Underlying Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund or an Underlying Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA’s investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Model Risk. Neither the Fund nor BFA can offer assurances that the Underlying Index’s allocation model will maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting a non-U.S. issuer or market.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. The Fund or an Underlying Fund invests in short-term fixed-income instruments, and may be adversely affected if interest rates fall because it may invest in lower yielding bonds as bonds in the portfolio mature.

Real Estate Company Risk. The Fund or an Underlying Fund invests in companies that invest in real estate and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Securities Lending Risk. The Fund or an Underlying Fund may engage in securities lending. Securities lending involves the risk that the Fund or an

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Underlying Fund may lose money because the borrower fails to return the securities in a timely manner, or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small-Capitalization Companies Risk. The Fund or an Underlying Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information

As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. BlackRock Fund Advisors.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Casis, Ms. Hsiung and Mr. Savage have been Portfolio Managers of the Fund since inception.

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of __________shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an investment retirement account (“IRA”).

Payments to Broker-dealers and other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing

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activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Funds. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information About the Funds

This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.

BFA is the investment adviser to the Funds. Shares of each Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of a Fund may be different from the Fund’s most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by authorized participants. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

An index is a theoretical financial calculation while each Fund is an actual investment portfolio. The performance of each Fund and its Underlying Index may vary due to transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions (such as diversification requirements) that apply to each Fund but not to its Underlying Index or to the use of representative sampling. “Tracking error” is the difference between the performance (return) of each Fund’s portfolio and that of its Underlying Index. BFA expects that, over time, each Fund’s tracking error will not exceed 5%. Because each Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.

Each Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

1

A Further Discussion of the Investment Objectives of the Funds

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of an S&P Target Date Index (each, an “Underlying Index” and collectively, the “Underlying Indexes”). Each Underlying Index is comprised entirely of securities of iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. Each Fund is an ETF fund of funds and seeks its investment objective by investing primarily in the Underlying Funds.

The Underlying Indexes are designed to provide exposure to a diversified array of financial assets, as well as to the investment opportunity generally available in target date funds. Each year, S&P conducts a survey of target date funds and combines the raw survey data to derive an allocation strategy for each of the Underlying Indexes. The Underlying Indexes are designed to correspond to the asset class exposures identified in S&P’s survey process. Each Underlying Index is representative of the opportunity available to investors for a particular retirement time horizon.

The retirement time horizon, also referred to as a “target date,” is included in the name of an Underlying Index and a Fund that invests in the securities of such Underlying Index. A Fund whose index name refers to a particular target date is designed for investors expecting to retire or to begin to gradually withdraw their money around such target date. Thus, for example, the iShares S&P Target Date 2015 Index Fund invests in securities represented in the S&P Target Date 2015 Index and is designed for investors who retire in approximately the year 2015. However, because the index represents a blend of different target date methodologies, the Fund is not designed in anticipation of a specific rate of withdrawal.

2

Note: The preceding chart is for illustrative purposes and represents the actual allocation percentages of the iShares S&P Target Date Index Funds as of _______________, which are subject to change. The chart is intended to show that, over time, the investment mix of a Target Date Index Fund gradually shifts from a greater concentration in higher-risk investments (i.e., equities) to a greater concentration in lower-risk investments (i.e., fixed-income securities).

A Further Discussion of Principal Risks

Each Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Each Fund may be exposed to these risks directly, or indirectly through the Fund’s investments in the Underlying Funds. You could lose all or part of your investment in the Funds, and the Funds could underperform other investments.

Asset Class Risk. The securities in an Underlying Index or a Fund’s or an Underlying Fund’s portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities or indexes tend to experience cycles of outperformance and underperformance in comparison to the general securities markets.

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying Fund’s portfolio holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing such Underlying Fund’s income level or share price , which can adversely affect the value of Funds that invest in such Underlying Fund.

Emerging Markets Risk. Investments in emerging markets are subject to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the United States (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for an Underlying Fund to value its portfolio securities and could cause an Underlying Fund to miss attractive investment opportunities.

Investing in emerging market countries involves a great risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries.

3

Equity Securities Risk. Certain Underlying Funds invest in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Interest Rate Risk. As interest rates rise, the value of fixed-income securities held by an Underlying Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent an Underlying Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of such Underlying Fund’s investments to decline significantly, which can adversely affect the value of Funds that invest in such Underlying Fund. Prices of bonds may fall because of a rise in interest rates.

Issuer Risk. The performance of the Underlying Funds depends on the performance of individual securities in which they invest. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline. Poor performance of the Underlying Funds can adversely affect the performance of the Funds that invest in those Underlying Funds.

Management Risk. Each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. As a result, a Fund is subject to the risk that BFA’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Risk. Each Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risks

Absence of Active Market. Although shares of the Funds are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Risks of Secondary Listings. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards

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of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risks. Shares of a Fund may trade in the secondary market at times when the Funds do not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Funds accept purchase and redemption orders.

Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares of each Fund May Trade at Prices Other Than NAV. Shares of each Fund trade on stock exchanges at prices at, above or below their most recent NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund’s holdings since the most recent calculation. The trading prices of a Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread” – that is, the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an

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investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Mid-Capitalization Companies Risk. Stock prices of mid-capitalization companies may be more volatile than those of large-capitalization companies and therefore the share price of an Underlying Fund that invests mostly in mid-capitalization companies may increase or decrease by a greater percentage than those of funds that invest solely in stocks issued by large-capitalization companies. Stock prices of mid-capitalization companies are also more vulnerable than large-capitalization stocks to adverse business or economic developments and the stocks of mid-capitalization companies may be less liquid, making it difficult for the Underlying Fund to buy and sell them. In addition, mid-capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

Model Risk. Neither the Funds nor BFA can offer any assurance that the allocation model used to calculate the Underlying Indexes will either maximize returns or minimize risks in accordance with the targeted time horizon for each Underlying Index, nor can the Funds or BFA offer assurance that a particular allocation will be the appropriate allocation in all circumstances for every investor seeking a particular risk profile or time horizon.

Non-U.S. Securities Risks. Investments in the securities of non-U.S. issuers are subject to all of the risks of investing in the market of such issuers, including market fluctuations caused by economic and political developments. As a result of investing in non-U.S. securities, the Underlying Funds that invest in foreign securities may be subject to increased risk of loss caused by any of the factors listed below:

  Lower levels of liquidity and market efficiency;
  Greater securities price volatility;
  Exchange rate fluctuations and exchange controls;
  Less availability of public information about issuers;
  Limitations on foreign ownership of securities;
  Imposition of withholding or other taxes;
  Imposition of restrictions on the expatriation of the funds or other assets of an Underlying Fund;
  Higher transaction and custody costs and delays in settlement procedures;
  Difficulties in enforcing contractual obligations;
  Lower levels of regulation of the securities market;
  Weaker accounting, disclosure and reporting requirements; and
  Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities and stockholders’ rights in markets in which the Underlying Funds may invest may differ and/or may not be as extensive or protective as those that apply in the United States.

Passive Investment Risk. The Funds and Underlying Funds are not actively managed and may be affected by a general decline in market segments relating to their

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Underlying Indexes. Each Fund and Underlying Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merits. BFA does not attempt to take defensive positions in declining markets.

Reinvestment Risk. An Underlying Fund that invests mostly in short-term fixed-income instruments may be adversely affected when interest rates fall because it may invest in lower yielding bonds as bonds in its portfolio mature. This may cause the Underlying Fund’s income to decline which may adversely affect the value of the Funds that invest in such Underlying Fund.

Real Estate Company Risk. An Underlying Fund that invests in companies that invest in real estate, such as a real estate investment trust (“REIT”) or real estate holding companies (collectively, “Real Estate Companies”) is exposed to unique risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding.

Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations.

Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates as well as risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leveraging may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.

Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.

Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture

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investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

Liquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of other smaller companies, may be more volatile than, and perform differently from, shares of large capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.

Concentration Risk. Real Estate Companies may lack diversification, due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.

Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate.

Securities Lending Risk. The Funds or the Underlying Funds may engage in securities lending. Securities lending involves the risk that the Funds or the Underlying Funds may lose money because the borrower fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

Small-Capitalization Companies Risk. Many of the companies in which an Underlying Fund invests are considered small-capitalization companies. Stock prices of small-capitalization companies may be more volatile than those of larger companies and therefore the share price of an Underlying Fund that invests mostly in small-capitalization companies may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of large-capitalization companies to adverse business and economic developments. The stocks of small-capitalization companies may be thinly traded, making it difficult for the Underlying Fund to buy and sell them. In addition, small-capitalization companies are typically less stable financially than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-capitalization companies also normally have less diverse

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product lines than large-capitalization companies and are more susceptible to adverse developments concerning their products.

Tracking Error Risk. Imperfect correlation between a Fund’s or an Underlying Fund’s portfolio securities and those in its Underlying Index, differences in the exchange rates used by a Fund or an Underlying Fund and an Underlying Index to value securities in U.S. dollars, rounding of prices, changes to its Underlying Index and regulatory requirements may cause tracking error, which is the divergence of a Fund’s performance from that of its Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund or an Underlying Fund incurs fees and expenses, while its Underlying Index does not.

Valuation Risk. Because non-U.S. exchanges may be open on days when an Underlying Fund does not price its shares, the value of the securities in an Underlying Fund’s portfolio may change on days when the Funds will not be able to purchase or sell an Underlying Fund’s shares. In addition, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using exchange rates deemed appropriate by BFA, which may result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined statement of additional information (“SAI”). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).

A Further Discussion of Principal Investment Strategies

Each Fund pursues a common strategy of allocating and reallocating its assets among the Underlying Funds consistent with the allocation and reallocation among the Underlying Funds in the Underlying Index, as determined by S&P. The Funds with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater potential to achieve higher returns over the long-term but have a greater risk of short-term loss. In addition to investing in Underlying Funds, each Fund may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and may invest the collateral in certain short-term instruments either directly or through one or more money market funds, as described in greater detail in the Funds’ SAI.

The Funds with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and short-term instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the Funds with shorter time horizons have lower expected returns than the Funds with longer time horizons. As each Fund approaches its designated time horizon, it allocates assets more conservatively among the Underlying

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Funds consistent with the allocation of the Underlying Index. This systematic shift toward more conservative investments reflects the goal of target date funds in the Underlying Index to reduce the risk of significant reductions in the value of an investment in a fund as it approaches its time horizon.

For example, a Fund that has reached or passed its target date has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept as determined by S&P’s methodology. This does not mean that the Fund invests exclusively, or primarily, in Underlying Funds that invest in money market instruments. Rather, a portion of the Fund’s assets will continue to be allocated to Underlying Funds that are equity and bond funds, in addition to Underlying Funds that invest in money market instruments. Certain Underlying Funds invest in Real Estate Companies, foreign securities, emerging markets and debt instruments, which are subject to additional risks, as described in this Prospectus and the SAI.

The following table lists the Underlying Funds and the asset allocation for each Fund as of the commencement of operations. BFA allocates each Fund’s assets among the Underlying Funds based on the Fund’s investment objective and policies. The asset allocation for each Fund will vary over time, and BFA is not required to invest any Fund’s assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund:

Underlying Fund Allocation Weights
(as of ____________)

Underlying Funds	iShares S&P Target Date Retire ment Income Index Fund	iShares S&P Target Date 2010 Index Fund	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund	iShares S&P Target Date 2045 Index Fund	iShares S&P Target Date 2050 Index Fund
S&P 500 Index	__%	__%	__%	__%	__%	__%	__%	__%	__%	____%
S&P MidCap 400 Index	__%	__%	__%	__%	__%	__%	__%	__%	__%	____%
S&P SmallCap 600 Index	__%	__%	__%	__%	__%	__%	__%	__%	__%	____%
Cohen & Steers Realty Majors Index	__%	__%	__%	__%	__%	__%	__%	__%	__%	____%
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Underlying Funds	iShares S&P Target Date Retire ment Income Index Fund	iShares S&P Target Date 2010 Index Fund	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund	iShares S&P Target Date 2045 Index Fund	iShares S&P Target Date 2050 Index Fund
MSCI EAFE Index	__%	__%	__%	__%	__%	__%	__%	__%	__%	____%
MSCI Emerging Markets Index	__%	__%	__%	__%	__%	__%	__%	__%	__%	____%
Barclays Aggregate Bond	__%	__%	__%	__%	__%	__%	__%	__%	__%	___%
Barclays Short Treasury Bond	__%	__%	__%	__%	__%	__%	__%	__%	__%	___%
Barclays TIPS Bond	__%	__%	__%	__%	__%	__%	__%	__%	__%	___%

Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.
“Standard & Poor’s®,” “S&P®,” “S&P 500 Index,” “S&P MidCap 400 Index” and “S&P SmallCap 600 Index” are trademarks of Standard & Poor’s Financial Services LLC(a subsidiary of The McGraw-Hill Companies) licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund and iShares S&P SmallCap 600 Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in iShares.
“Cohen & Steers” and “Cohen & Steers Realty Majors Index” are trademarks of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”), and both such trademarks have been licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation regarding the advisability of investing in iShares.
The “Barclays Capital U.S Aggregate Index,” “Barclays Capital U.S. Short Treasury Bond Index,” and “Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)” (the “Barclays Indexes”) are trademarks of and are maintained by Barclays Capital Inc. (“Barclays Capital”) and have been licensed for use for certain purposes by BTC. Barclays Capital makes no representation or warranty, expressed or implied, regarding the advisability of investing in the iShares Barclays Aggregate Bond Fund, iShares Barclays Short Treasury Bond Fund, or iShares Barclays TIPS Bond Fund (the “iShares Barclays Funds”).

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“MSCI EAFE Index” and the “MSCI Emerging Markets Index” are servicemarks of MSCI, Inc. (“MSCI”) and have been licensed for use for certain purposes by BTC. The iShares MSCI EAFE Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representation regarding the advisability of investing in iShares.

In managing each of the Underlying Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to a specified benchmark index. Securities selected for the Underlying Funds are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the applicable underlying index. The Underlying Funds may or may not hold all of the securities that are included in their respective underlying index and may hold certain securities that are not included in their respective underlying indexes. Additional information regarding the Underlying Funds and their investment objectives is provided below.

The iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market.

The iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 Index have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

The iShares S&P SmallCap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 Index have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

The iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Cohen & Steers Index”). The Cohen & Steers Index consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total free float adjusted market value of each REIT’s outstanding

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shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index.

The iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index. The MSCI EAFE Index has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East, and as of ___________, consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The iShares MSCI Emerging Markets Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is designed to measure equity market performance in the global emerging markets. As of ___________, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.

Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. In order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, the iShares MSCI Emerging Markets Index Fund may invest up to 10% of its assets in shares of other iShares funds that seek to track the performance of equity securities in constituent countries of the MSCI Emerging Markets Index. BFA will waive portfolio management fees in an amount equal to the portfolio management fees of such other iShares funds for any portion of the iShares MSCI Emerging Markets Index Fund’s assets invested in shares of such other iShares funds.

The iShares Barclays Aggregate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Index (the “Barclays Capital Index”). The Barclays Capital Index measures the performance of the U.S. investment grade bond market, which includes investment grade U.S. Treasury bonds, government-related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital Index must have $250 million or more of outstanding face value and must have at least one year remaining to maturity. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital Index.

The iShares Barclays Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of

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the short-term sector of the United States Treasury market as defined by the Barclays Capital U.S. Short Treasury Bond Index. The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

The iShares Barclays TIPS Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”

Management

Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for each Fund and manages the investment of each Fund’s assets. While BFA is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In seeking to achieve a Fund’s investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.

Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Funds), BFA is responsible for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to receive a management fee from each Fund based on a percentage of a Fund’s average daily net assets, at the annual rate of ____%. Because the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund have been in operation for less than one full fiscal year, this percentage reflects the rate at which BFA will be paid. BFA has entered into a Fee Waiver Agreement with the Trust, under which BFA agrees to waive a portion of the management fee that it is entitled to receive from each Fund (with the exception of the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund) in an amount equal to ___%. The Fee Waiver Agreement remains in effect until June 30, 2012. After giving effect to the fee waiver, BFA will receive a management fee based on a percentage of each Fund’s average daily net assets, at the annual rate of ___%. BFA will also receive additional revenue from the Underlying Funds as a result of the Funds’ investment in the Underlying Funds (the “Acquired Fund Fees and Expenses”).

BFA is located at 400 Howard Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. (“BlackRock”). As of ______, BTC and its affiliates, including BFA and BlackRock, provided investment advisory services for assets in excess of $___ trillion. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

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A discussion regarding the basis for the Trust’s Board of Trustees’ (the “Board”) approval of the Investment Advisory Agreement with BFA is available in each Fund’s annual report for the period ended July 31.

Portfolio Managers. Rene Casis, Diane Hsiung and Greg Savage are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities.

Rene Casis has been employed by BFA (formerly, Barclays Global Fund Advisors (“BGFA”)) and BTC (formerly, Barclays Global Investors, N.A. (“BGI”)) as a senior portfolio manager since 2009. From 2005 to 2009, Mr. Casis was a trader at Barclays Capital. Prior to that, Mr. Casis was a portfolio manager from 2000 to 2005 for BGFA and BGI. Mr. Casis has been a Portfolio Manager of each Fund since 2010 for the iShares S&P Target Date Retirement Income Index Fund, iShares S&P Target Date 2010 Index Fund, iShares S&P Target Date 2015 Index Fund, iShares S&P Target Date 2020 Index Fund, iShares S&P Target Date 2025 Index Fund, iShares S&P Target Date 2030 Index Fund, iShares S&P Target Date 2035 Index Fund and iShares S&P Target Date 2040 Index Fund, and since inception for the iShares S&P Target Date 2045 Index Fund and iShares S&P Target Date 2050 Index Fund.

Diane Hsiung has been employed by BFA and BTC as a senior portfolio manager since 2007. Prior to that, Ms. Hsiung was a portfolio manager from 2002 to 2006 for BGFA and BGI. Ms. Hsiung has been a Portfolio Manager of each Fund since inception.

Greg Savage has been employed by BFA and BTC as a senior portfolio manager since 2006. Prior to that, Mr. Savage was a portfolio manager from 2001 to 2006 for BGFA and BGI. Mr. Savage has been a Portfolio Manager of each Fund since inception.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Funds.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for each Fund.

Conflicts of Interest. BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA’s affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) and BlackRock’s significant shareholders, Merrill Lynch & Co., Inc. and its affiliates, including Bank of America Corporation (each, a “BAC Entity”), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a “Barclays Entity”) (for convenience, the BAC Entities and Barclays Entities are collectively referred to in this section as the “Entities” and each separately is referred to as an “Entity”).

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The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BFA and its Affiliates or the Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BFA and its Affiliates or the Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more of the Affiliates or Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate or an Entity performs or seeks to perform investment banking or other services.

One or more Affiliates or Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA, to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate or an Entity having positions that are adverse to those of the Funds.

No Affiliate or Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate or an Entity may compete with the Funds for appropriate investment opportunities. As a result of this and several other factors, the results of the Funds’ investment activities may differ from those of an Affiliate or an Entity and of other accounts managed by an Affiliate or an Entity, and it is possible that the Funds could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Funds may, from time to time, enter into transactions in which an Affiliate or an Entity or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate- or Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds.

An Entity may maintain securities indices as part of their product offerings. Index-based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including the Entities, may be paid licensing fees for use of their indices or index names. Entities will not be obligated to license their indices to BFA and its Affiliates, and BFA and its Affiliates cannot be

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assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates or Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate or an Entity has or is trying to develop investment banking relationships or in which an Affiliate or an Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate or an Entity provides or may some day provide research coverage. An Affiliate or an Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates or Entities in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Board, the Funds have retained an Affiliate of BFA to serve as the securities lending agent for the Funds to the extent that the Funds participate in the securities lending program. For these services, the lending agent may receive a fee from the Funds, including a fee based on the returns earned on the Funds’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Funds may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Funds’ SAI for further information.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.

Buying and Selling Shares. Shares of each Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Funds through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price and the ask price. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of each Fund based on their trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market

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liquidity. The Funds’ shares trade under the trading symbols listed in the Description of the Funds section of this Prospectus.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for a Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund generally sells and redeems its shares directly through transactions that are in-kind, and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed for trading on national securities exchanges.

The national securities exchange on which each Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s primary listing exchange is NYSE Arca.

Book Entry. Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices. The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of each Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value

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of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of each Fund’s NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.

Determination of Net Asset Value. The NAV for each Fund is generally determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers) and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (i.e., the value of its total assets, which includes the net asset values of the Underlying Fund shares in which a Fund invests, less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The securities and other assets of a Fund are valued pursuant to the pricing policy and procedures approved by the Board. The Funds utilize a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

• Level 3 – Inputs that are unobservable for the asset or liability.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to a Fund’s perceived risk of that instrument.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.

The value of assets denominated in non-U.S. currencies is converted into U.S. dollars using exchange rates deemed appropriate by BFA as investment adviser. Use of a rate different from the rate used by the Index Provider may adversely affect each Fund’s ability to track its Underlying Index.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, generally are declared and paid at least annually by each Fund. Each Fund generally distributes its net capital gains, if any, to shareholders annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for each Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of each Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this

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service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Taxes. As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, generally at a 15% tax rate (0% at certain income levels), regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates for taxable years beginning on or before December 31, 2012. The 15% and 0% tax rates expire for taxable years beginning after December 31, 2012. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013. Beginning in 2013, a 3.8% U.S. federal Medicare contribution tax will be imposed on “net investment income,” including interest, dividends, and capital gains, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly), and of estates and trusts.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations, provided that a Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Substitute dividends received by a Fund with respect to dividends paid on securities lent out will not be qualified dividend income. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States, which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States securities market. The term excludes a corporation that is a passive foreign investment company.

Dividends received by a Fund from a REIT or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by an Underlying

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Fund, and with respect to a share of an Underlying Fund held by a Fund without being hedged by a Fund, or to any share of a Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date.

If your Fund shares are lent out pursuant to a securities lending arrangement, you may lose the ability to use foreign tax credits passed through by the Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividend income.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Short-term capital gain earned by an Underlying Fund will be ordinary income when distributed to a Fund and will not be offset by the Fund’s capital losses.

If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Fund as capital assets.

A 30% withholding tax will be imposed on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, a foreign financial institution will need to enter into agreements with the IRS regarding providing the IRS information including the name, address and tax identification number (“TIN”) of direct and indirect U.S. account holders, to comply with due diligence procedures with respect to the identification of U.S. accounts, to report to the IRS certain information with respect to U.S. accounts maintained, to agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and to determine certain other information as to their account holders. Other foreign entities will need to provide the name, address, and TIN of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Dividends, interest and capital gains received by the Underlying Funds with respect to non-U.S. securities may give rise to withholding and other taxes imposed by non-U.S. countries which may reduce returns. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If, as is expected, not more than 50% of the total assets of the Fund at the close of a year consists of shares of the underlying funds, the Fund may “pass through” to you certain non-U.S. income taxes

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(including withholding taxes) paid by the Fund or passed through to the Fund from Underlying Funds.

As the Funds invest in only a limited number of positions, the Funds may be required to defer for tax purposes significant amounts of realized losses on the sale of shares in Underlying Funds indefinitely.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Beginning in 2013, any such capital gains, including from sales of Fund shares or from capital gain dividends, will be included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with the Fund’s distributor, SEI Investments Distribution Co. (the “Distributor”). Only an Authorized Participant may create or redeem Creation Units directly with a Fund. A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into a Fund a portfolio of securities (“Deposit Securities”) approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund.

Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by the Fund (“Fund Securities”) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposits and any securities used to satisfy redemption requests will be sold in transactions that would

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be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the applicable business day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the applicable business day. In addition, the Authorized Participant may be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to such transactions (up to the maximum amounts shown below). Investors who use the services of a broker or other financial intermediary may pay fees for such services.

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The following table also shows, as of ___________, the approximate value of one Creation Unit, and standard fees and maximum additional charges for creations and redemptions (as described above):

Fund	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
iShares S&P Target Date Retirement Income Index Fund	$_______	50,000	$100	3.0%	2.0%
iShares S&P Target Date 2010 Index Fund	_______	50,000	100	3.0%	2.0%
iShares S&P Target Date 2015 Index Fund	_______	50,000	100	3.0%	2.0%
iShares S&P Target Date 2020 Index Fund	_______	50,000	100	3.0%	2.0%
iShares S&P Target Date 2025 Index Fund	_______	50,000	100	3.0%	2.0%
iShares S&P Target Date 2030 Index Fund	_______	50,000	100	3.0%	2.0%
iShares S&P Target Date 2035 Index Fund	_______	50,000	100	3.0%	2.0%
iShares S&P Target Date 2040 Index Fund	_______	50,000	100	3.0%	2.0%
iShares S&P Target Date 2045 Index Fund	_______	______	____	_____	_____
iShares S&P Target Date 2050 Index Fund	_______	______	____	_____	_____

*	As a percentage of the NAV per creation unit.

Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution

The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

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In addition, BFA or its Affiliates make payments to broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds and certain other iShares funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds or other iShares funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.

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Financial Highlights

The financial highlights table is intended to help investors understand each Fund’s financial performance since inception (other than the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund, which, as of the date of this Prospectus, had not yet commenced operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with each Fund’s financial statements, in each Fund’s Annual Report (available upon request).

Financial Highlights
(For a share outstanding throughout each period)

[To be updated by amendment]

Index Providers

S&P is the Index Provider for the Underlying Indexes. S&P is not affiliated with the Trust, BTC, BFA, State Street, the Distributor or any of their respective affiliates.

S&P provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200 Index, which includes the S&P 500® for the U.S., the S&P Europe 350 for Continental Europe and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60 for Canada, the S&P/ASX All Australian 50, and the S&P Latin America 40. Sector indexes in the S&P Global 1200 Index include the S&P Global Energy Sector Index, the S&P Global Financials Sector Index, the S&P Global Healthcare Sector Index, the S&P Global Information Technology Sector Index, and the S&P Global Telecommunications Sector Index. S&P also publishes the S&P MidCap 400, S&P SmallCap 600, S&P Composite 1500® and S&P REIT Composite for the U.S. S&P calculates and maintains the S&P/Citigroup Global Equity Index Series, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a S&P equity index do not in any way reflect an opinion on the investment merits of the company.

BTC has entered into a license agreement with the Index Provider to use the Underlying Index. BTC is sub-licensing rights in the Underlying Index to the Trust at no charge.

Disclaimer

The iShares S&P Target Date Retirement Income Index Fund, iShares S&P Target Date 2010 Index Fund, iShares S&P Target Date 2015 Index Fund, iShares S&P Target Date 2020 Index Fund, iShares S&P Target Date 2025 Index Fund, iShares S&P Target Date 2030 Index Fund, iShares S&P Target Date 2035 Index Fund, iShares S&P Target Date 2040 Index Fund, iShares S&P Target Date 2045 Index Fund, iShares S&P Target Date 2050 Index Fund, iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund and iShares S&P SmallCap

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600 Index Fund are not sponsored, endorsed, sold or promoted by S&P or its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares Trust (as used in these Disclaimers, the “Trust”) or to any member of the public regarding the advisability of owning or trading in shares of the Trust (as used in these Disclaimers, “shares”). S&P and its affiliates’ only relationship to the Trust, BTC or BFA is the licensing of certain trademarks, trade names and service marks of S&P and its affiliates and of the Underlying Indexes, which are determined, composed, and calculated by S&P and its affiliates without regard to the Trust, BTC or BFA. S&P and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares into consideration in determining, composing or calculating the Underlying Indexes. S&P and its affiliates are not responsible for and have not participated in the determination or timing of, the prices, or quantities of shares to be listed for sale or in the determination or calculation of the equation by which shares are to be converted into cash. S&P and its affiliates have no obligation or liability in connection with the administration of the Trust, or the marketing or trading of shares. S&P and its affiliates do not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein and S&P and its affiliates shall have no liability for any errors, omissions, or interruptions therein. S&P and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares, or any other person or entity from the use of the Underlying Indexes or any data included therein. S&P and its affiliates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P and its affiliates have any liability for any lost profit or indirect, punitive, special or consequential damages, even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements between S&P and its affiliates and BTC and BFA.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers’ only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BFA, BTC or the owners of shares into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of the iShares Cohen & Steers Realty Majors Index Fund or the timing of the issuance or sale

28

of the iShares Cohen & Steers Realty Majors Index Fund or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing, or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy and/or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund, or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI EAFE Index Fund and iShares MSCI Emerging Markets Index Fund (the “iShares MSCI Underlying Funds”) are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any representation or warranty, express or implied, to the owners of shares of the iShares MSCI Underlying Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares MSCI Underlying Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares MSCI Underlying Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares MSCI Underlying Funds or the timing of the issuance or sale of such shares. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes has any obligation or liability to owners of shares of the iShares MSCI Underlying Funds in connection with the administration of the iShares MSCI Underlying Funds, or the marketing or trading of shares of the iShares MSCI Underlying Funds.

ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES

29

GUARANTEES THE ACCURACY AND OR THE COMPLETENESS OF THE MSCI INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BTC, BFA, THE OWNERS OF SHARES OF THE ISHARES MSCI UNDERLYING FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MSCI INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED BY MSCI FOR USE HEREIN OR FOR ANY OTHER USE. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH THE MSCI INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI, ANY OF ITS AFFILIATES NOR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE MSCI INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI, ANY OF ITS AFFILIATES OR ANY OTHER PARTY INVOLVED IN MAKING OR COMPILING THE MSCI INDEXES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of the iShares MSCI Underlying Funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote iShares without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

The Funds are not sponsored, endorsed or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of owning or trading in the Fund. The Underlying Indexes are determined, composed and calculated by Barclays Capital without regard to the Trust or the owners of shares of the Funds. Barclays Capital has no obligation to take the needs of BFA or the owners of shares of the Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares of the Funds. Barclays Capital does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Barclays Capital shall have no liability for any errors, omissions or interruptions therein.

30

Barclays Capital makes no warranty, express or implied, as to the results to be obtained by BTC and BFA or owners of shares of the Funds, or any other person or entity, from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof.

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of the Funds to track the total return performance of the Underlying Indexes or the ability of the Underlying Indexes identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Indexes, nor in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Funds, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BFA does not guarantee the accuracy and/or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, as to results to be obtained by the series of the Trust, to the owners of shares, or to any other person or entity, from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if

31

notified of the possibility of such damages.

32

Supplemental Information

I. Premium/Discount Information

Each table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund (other than the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund, which, as of the date of this Prospectus, had not yet commenced operations) and the Fund’s NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary securities exchange on which shares of such Fund are listed for trading, as of the time that each Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each Fund for each full calendar quarter of 2009 through September 30, 2010.

Each line in the table shows the number of trading days in which each Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in a period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

33

Premium/Discount Range	Number of Days	Percentage of Total Days
iShares S&P Target Date Retirement Income Index Fund

Greater than 6.0%	3	0.68%
Greater than 5.5% and Less than 6.0%	1	0.23
Greater than 5.0% and Less than 5.5%	2	0.45
Greater than 4.5% and Less than 5.0%	9	2.05
Greater than 4.0% and Less than 4.5%	11	2.50
Greater than 3.5% and Less than 4.0%	11	2.50
Greater than 3.0% and Less than 3.5%	4	0.91
Greater than 2.5% and Less than 3.0%	8	1.82
Greater than 2.0% and Less than 2.5%	6	1.36
Greater than 1.5% and Less than 2.0%	10	2.27
Greater than 1.0% and Less than 1.5%	6	1.36
Greater than 0.5% and Less than 1.0%	13	2.95
Between 0.5% and -0.5%	330	75.01
Less than -0.5% and Greater than -1.0%	3	0.68
Less than -1.0% and Greater than -1.5%	7	1.59
Less than -1.5% and Greater than -2.0%	1	0.23
Less than -2.0% and Greater than -2.5%	8	1.82
Less than -2.5% and Greater than -3.0%	2	0.45
Less than -3.0% and Greater than -3.5%	4	0.91
Less than -3.5% and Greater than -4.0%	1	0.23
	440	100.00%

iShares S&P Target Date 2010 Index Fund

Greater than 5.0%	5	1.14%
Greater than 4.5% and Less than 5.0%	2	0.45
Greater than 4.0% and Less than 4.5%	1	0.23
Greater than 3.5% and Less than 4.0%	18	4.09
Greater than 3.0% and Less than 3.5%	17	3.86
Greater than 2.5% and Less than 3.0%	24	5.45
Greater than 2.0% and Less than 2.5%	14	3.18
Greater than 1.5% and Less than 2.0%	7	1.59
Greater than 1.0% and Less than 1.5%	3	0.68
Greater than 0.5% and Less than 1.0%	14	3.18
Between 0.5% and -0.5%	327	74.33
Less than -0.5% and Greater than -1.0%	1	0.23
Less than -1.0% and Greater than -1.5%	2	0.45
Less than -1.5% and Greater than -2.0%	1	0.23
Less than -2.0%	4	0.91
	440	100.00%

34

Premium/Discount Range	Number of Days	Percentage of Total Days
iShares S&P Target Date 2015 Index Fund

Greater than 0.5%	1	0.23%
Between 0.5% and -0.5%	439	99.77
	440	100.00%

iShares S&P Target Date 2020 Index Fund

Greater than 0.5%	2	0.45%
Between 0.5% and -0.5%	438	99.55
	440	100.00%

iShares S&P Target Date 2025 Index Fund

Greater than 0.5%	2	0.45%
Between 0.5% and -0.5%	438	99.55
	440	100.00%

iShares S&P Target Date 2030 Index Fund

Greater than 0.5%	4	0.91%
Between 0.5% and -0.5%	436	99.09
	440	100.00%

iShares S&P Target Date 2035 Index Fund

Greater than 5.5%	5	1.14%
Greater than 5.0% and Less than 5.5%	1	0.23
Greater than 4.5% and Less than 5.0%	1	0.23
Greater than 4.0% and Less than 4.5%	5	1.14
Greater than 3.5% and Less than 4.0%	11	2.50
Greater than 3.0% and Less than 3.5%	14	3.18
Greater than 2.5% and Less than 3.0%	11	2.50
Greater than 2.0% and Less than 2.5%	7	1.59
Greater than 1.5% and Less than 2.0%	8	1.82
Greater than 1.0% and Less than 1.5%	11	2.50
Greater than 0.5% and Less than 1.0%	10	2.27
Between 0.5% and -0.5%	329	74.76
Less than -0.5% and Greater than -1.0%	7	1.59
Less than -1.0% and Greater than -1.5%	5	1.14
Less than -1.5% and Greater than -2.0%	1	0.23
Less than -2.0% and Greater than -2.5%	2	0.45

35

Premium/Discount Range	Number of Days	Percentage of Total Days
Less than -2.5% and Greater than -3.0%	5	1.14
Less than -3.0% and Greater than -3.5%	2	0.45
Less than -3.5%	5	1.14
	440	100.00%

iShares S&P Target Date 2040 Index Fund

Greater than 4.5%	1	0.23%
Greater than 4.0% and Less than 4.5%	1	0.23
Greater than 3.5% and Less than 4.0%	3	0.68
Greater than 3.0% and Less than 3.5%	3	0.68
Greater than 2.5% and Less than 3.0%	8	1.82
Greater than 2.0% and Less than 2.5%	6	1.36
Greater than 1.5% and Less than 2.0%	12	2.73
Greater than 1.0% and Less than 1.5%	30	6.82
Greater than 0.5% and Less than 1.0%	12	2.73
Between 0.5% and -0.5%	361	82.04
Less than -0.5% and Greater than -1.0%	2	0.45
Less than -1.0% and Greater than -1.5%	1	0.23
	440	100.00%
36

II. Total Return Information

The tables that follow present information about the total returns of each Fund (other than the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund, which, as of the date of this Prospectus, had not yet commenced operations) and the Underlying Index as of the fiscal year ended July 31, 2010.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the Market Price of each Fund. Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

37

iShares S&P Target Date Retirement Income Index Fund

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/10			Inception to 7/31/10*			Inception to 7/31/10*
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.03%	7.76%	10.14%	9.43%	9.43%	9.55%	16.97%	16.98%	17.18%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/4/08). The first day of secondary market trading in shares of the Fund was 11/7/08.

iShares S&P Target Date 2010 Index Fund

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/10			Inception to 7/31/10*			Inception to 7/31/10*
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.15%	9.26%	11.29%	10.13%	10.15%	10.26%	18.28%	18.31%	18.52%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/4/08). The first day of secondary market trading in shares of the Fund was 11/7/08.

iShares S&P Target Date 2015 Index Fund

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/10			Inception to 7/31/10*			Inception to 7/31/10*
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.04%	12.00%	12.18%	10.62%	10.62%	10.76%	19.19%	19.19%	19.45%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/4/08). The first day of secondary market trading in shares of the Fund was 11/7/08.
38

iShares S&P Target Date 2020 Index Fund

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/10			Inception to 7/31/10*			Inception to 7/31/10*
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.73%	12.64%	12.88%	10.91%	10.93%	11.06%	19.74%	19.78%	20.00%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/4/08). The first day of secondary market trading in shares of the Fund was 11/7/08.

iShares S&P Target Date 2025 Index Fund

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/10			Inception to 7/31/10*			Inception to 7/31/10*
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.27%	13.23%	13.39%	11.06%	11.04%	11.20%	20.03%	19.98%	20.28%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/4/08). The first day of secondary market trading in shares of the Fund was 11/7/08.

iShares S&P Target Date 2030 Index Fund

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/10			Inception to 7/31/10*			Inception to 7/31/10*
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.56%	13.51%	13.71%	10.96%	10.98%	11.13%	19.83%	19.86%	20.14%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/4/08). The first day of secondary market trading in shares of the Fund was 11/7/08.
39

iShares S&P Target Date 2035 Index Fund

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/10			Inception to 7/31/10*			Inception to 7/31/10*
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.74%	10.72%	13.90%	10.85%	10.87%	11.02%	19.63%	19.66%	19.93%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/4/08). The first day of secondary market trading in shares of the Fund was 11/7/08.

iShares S&P Target Date 2040 Index Fund

Performance as of July 31, 2010

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/10			Inception to 7/31/10*			Inception to 7/31/10*
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.82%	12.82%	13.99%	10.76%	10.74%	10.94%	19.46%	19.42%	19.78%

*	Total returns for the period since inception are calculated from the inception date of the Fund (11/4/08). The first day of secondary market trading in shares of the Fund was 11/7/08.
40

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.
2.	From the main page, select the first letter of your brokerage firm’s name.
3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
4.	Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about each Fund’s (with the exception of the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund) investments is available in the Fund’s Annual and Semi-Annual reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:

Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
E-mail:	iSharesETFs@blackrock.com
Write:	c/o SEI Investments Distribution Co. One Freedom Valley Drive, Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about each Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No.: 811-09729

IS-P-____-____

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

iShares® Trust

Statement of Additional Information

Dated ___________, 2011

This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectus”) for the following funds of iShares Trust (the “Trust”), as such Prospectus may be revised or supplemented from time to time:

Fund	Ticker	Stock Exchange
iShares S&P Conservative Allocation Fund	AOK	NYSE Arca
iShares S&P Moderate Allocation Fund	AOM	NYSE Arca
iShares S&P Growth Allocation Fund	AOR	NYSE Arca
iShares S&P Aggressive Allocation Fund	AOA	NYSE Arca
iShares S&P Target Date Retirement Income Index Fund	TGR	NYSE Arca
iShares S&P Target Date 2010 Index Fund	TZD	NYSE Arca
iShares S&P Target Date 2015 Index Fund	TZE	NYSE Arca
iShares S&P Target Date 2020 Index Fund	TZG	NYSE Arca
iShares S&P Target Date 2025 Index Fund	TZI	NYSE Arca
iShares S&P Target Date 2030 Index Fund	TZL	NYSE Arca
iShares S&P Target Date 2035 Index Fund	TZO	NYSE Arca
iShares S&P Target Date 2040 Index Fund	TZV	NYSE Arca
iShares S&P Target Date 2045 Index Fund	___	_________
iShares S&P Target Date 2050 Index Fund	___	_________

Each Fund invests substantially all of its assets in other iShares funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”), that, in turn, invest in equities, bonds and/or short-term instruments. BlackRock Fund Advisors (“BFA” or the “Investment Adviser”), a subsidiary of BlackRock Institutional Trust Company, N.A. (“BTC”), serves as investment adviser to the Funds and also serves as investment adviser to each of the Underlying Funds. References to the investments and risks of the Funds, unless otherwise indicated, should be understood as references to the investments and risks of the related Underlying Funds.

The Prospectus for the above listed funds is dated ________, 2011 with the exception of the iShares S&P Conservative Allocation Fund, iShares S&P Moderate Allocation Fund, iShares S&P Growth Allocation Fund and iShares S&P Aggressive Allocation Fund, the Prospectus for which is dated December 1, 2010 (each, a “Fund” and collectively, the “Funds”). Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Trust for the Funds and the unaudited financial statements for the funds (with the exception of the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund), which includes each fund’s schedule of investments for the period ended January 1, 2011 are incorporated by reference into and are deemed to be part of this SAI. A copy of each Prospectus, Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust’s distributor, SEI Investments Distribution Co. (the “Distributor”) at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.

iShares® is a registered trademark of BTC.

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General Description of the Trust and its Funds

The Trust currently consists of more than ___ investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates to the following Funds:

  iShares S&P Conservative Allocation Fund
  iShares S&P Moderate Allocation Fund
  iShares S&P Growth Allocation Fund
  iShares S&P Aggressive Allocation Fund
  iShares S&P Target Date Retirement Income Index Fund
  iShares S&P Target Date 2010 Index Fund
  iShares S&P Target Date 2015 Index Fund
  iShares S&P Target Date 2020 Index Fund
  iShares S&P Target Date 2025 Index Fund
  iShares S&P Target Date 2030 Index Fund
  iShares S&P Target Date 2035 Index Fund
  iShares S&P Target Date 2040 Index Fund
  iShares S&P Target Date 2045 Index Fund
  iShares S&P Target Date 2050 Index Fund

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”and collectively, the “Underlying Indexes”). Each Underlying Index is comprised of securities of other iShares funds (“Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index representing publicly-traded securities of issuers in a particular country, region, broad market, market segment, market sector or group of industries. Thus, each Fund invests in a combination of the Underlying Funds and may also invest in other exchange traded funds (“ETFs”), U.S. government securities, short-term paper futures contracts, options on futures contracts, options, cash and cash equivalents, including shares of money market funds advised by BFA. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock Inc.

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Unit”), generally in exchange for a basket of a designated portfolio of securities (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the applicable Prospectus and in this SAI are listed for trading on national securities exchanges (the “Listing Exchange”) such as NYSE Arca, Inc. (“NYSE Arca”). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement to maintain with the Trust a cash deposit, equal to at least 110%, which percentage BFA may change from time to time, of the market value of the omitted Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees for cash creations or redemptions may be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, conditions and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

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Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of each Fund’s Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.

Shares of each Fund are listed for trading, and trade throughout the day, on the Listing Exchange and other secondary markets. Shares of the Funds may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (iii) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Funds, the Listing Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or through other widely disseminated means, an updated IOPV for the Funds as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has an equity and fixed-income securities component and a cash component. The equity and fixed-income securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real-time update of the Fund’s NAV, which is calculated only once a day.

The cash component included in an IOPV consists of estimated accrued interest, dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.

The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor’s equity interest in the Funds.

Investment Strategies and Risks of the Funds

Each Fund seeks to achieve its objective by investing primarily in Underlying Funds that comprise its relevant Underlying Index and in securities not included in its Underlying Index that BFA believes will help each Fund track its Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in each Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

Each Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund’s Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are in their relevant Underlying Indexes.

Each Fund generally invests at least 90% of its assets in securities of its Underlying Index.

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Diversification Status. The Funds are diversified. With respect to 75% of its total assets, a diversified fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the fund’s total assets may be invested in any manner.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment Company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement.

Investments in Underlying Funds and other Investment Companies. To implement its asset allocation strategy, each Fund invests its assets in a combination of Underlying Funds. Each Underlying Fund generally invests directly in portfolio securities. Each Fund may also invest in other investment companies, including ETFs that are not iShares ETFs, to the extent permitted by law.

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, the Fund would be subject to the risk of possible delay in receiving collateral or in the recovery of the securities, or possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Funds.

Each Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”). To the extent that the Funds engage in securities lending, BTC acts as securities lending agent for the Funds, subject to the overall supervision of BFA. BTC receives a portion of the revenues generated by securities lending activities as compensation for its services.

Short-Term Instruments and Temporary Investments. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc. (“Moody’s”), “F-1” by Fitch Inc. (“Fitch”), or “A-1” by Standard & Poor’s® (a subsidiary of The McGraw-Hill Companies, Inc.) (“S&P®”), or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or

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forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. See Risks of the Underlying Funds below.

U.S. Government Obligations. The Funds may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the U.S. or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Bank (“FHLB”) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

In 2008, FNMA and FHLMC were placed under the conservatorship of the U.S. Federal Housing Finance Agency (“FHFA”). Under this conservatorship, the FHFA operates and manages the agencies, and the U.S. Department of the Treasury has agreed to provide capital as needed (up to $100 billion per agency) to ensure that the agencies continue to provide liquidity to the housing and mortgage markets.

Risks of the Underlying Funds

Set forth below is more detailed information regarding types of instruments in which the Underlying Funds, and in some cases the Funds, may invest, strategies BFA may employ in pursuit of an Underlying Fund’s investment objective, and related risks.

Asset-Backed and Commercial Mortgage-Backed Securities. Certain of the Underlying Funds may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed or commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely. Also see Mortgage Pass-Through Securities and Mortgage Securities below.

Beginning in the second half of 2007 through 2008, and continuing into 2009, the market for asset-backed and mortgage-backed securities experienced substantially, often dramatically, lower valuations and reduced liquidity. These instruments continue to be subject to liquidity constraints, price volatility, credit downgrades and increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously.

Bonds. Certain of the Underlying Funds may invest in bonds. A bond is an interest-bearing security issued by a company, governmental unit or a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case a fund may have to reinvest the proceeds at lower market rates. Similarly, a fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less

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current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. Each Underlying Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

Corporate Bonds. Certain of the Underlying Funds may invest in investment-grade corporate bonds. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Currency Transactions. The Underlying Funds that may engage in currency transactions do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Underlying Funds’ assets that are denominated in a non-U.S. currency. An Underlying Fund may enter into non-U.S. currency forward and non-U.S. currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an Underlying Fund’s return with the performance of its Underlying Index and may lower the Underlying Fund’s return. Each Underlying Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Underlying Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.

Dividend Risk. There is no guarantee that the issuer of the stocks held by an Underlying Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Equity Securities. Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer’s goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Futures and Options. Each Underlying Fund may enter into futures contracts and options. These futures contracts and options will be used to simulate investment in each respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Underlying Fund may enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. No Underlying Fund will use futures or options for speculative purposes. Each Fund and Underlying Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund and Underlying Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Underlying Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Underlying Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Underlying Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Underlying Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require each Underlying Fund to maintain liquid assets. Generally, each Underlying Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to “cash-settle,” each Underlying Fund maintains liquid assets in an amount at least equal to each Underlying Fund’s daily marked-to-market obligation (i.e., each Underlying Fund’s daily net liability, if any), rather than the contracts’ notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Underlying Fund may employ leverage to a greater extent than if each Underlying Fund set aside assets equal to the futures contracts’ full notional value. Each Underlying Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

Illiquid Securities. Certain of the Underlying Funds may invest up to 15% of the value of their respective net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with their respective investment objectives. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, fixed time deposits that are subject to withdrawal penalties as to which an Underlying Fund cannot exercise a demand feature on less than seven days’ notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

Inflation-Protected Obligations. Certain of the Underlying Funds invest almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are a type of U.S. government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed-coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Investment Companies. Each Underlying Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, an Underlying Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Underlying Fund’s total assets with respect to any one investment company, and (iii) 10% of the Underlying Fund’s

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total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Underlying Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above. Other investment companies in which an Underlying Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Underlying Fund.

An Underlying Fund may purchase shares of ETFs. An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts – to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BFA.

Investments in Underlying Funds. Each Underlying Fund is a type of investment company referred to as an ETF. Each Underlying Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying Funds are listed for trading on the national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying Funds from listing if (i) following the initial 12-month period beginning upon the commencement of trading of an Underlying Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the Underlying Fund’s underlying index is no longer calculated or available, or (iii) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying Fund from listing and trading upon termination of the Underlying Fund. Shares of each Underlying Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of each Underlying Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Underlying Fund’s holdings since the most recent calculation. The trading prices of an Underlying Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of an Underlying Fund’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an Underlying Fund’s shares trading at a premium or discount to NAV. Exchange prices are not expected to correlate exactly with an Underlying Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to an Underlying Fund’s creations and redemptions or the existence of extreme market volatility may result in trading prices of Underlying Fund shares that differ significantly from NAV. If the Funds purchases shares of Underlying Funds at a time when the market price of an Underlying Fund shares is at a premium to the NAV or sells at a time when the market price of an Underlying Fund is at a discount to the NAV, then the Funds may sustain losses.

As in the case of other publicly-traded securities, brokers’ commissions on buying or selling shares of Underlying Funds will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange-traded and that has the same investment objectives, strategies, and policies. However, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Loans of Portfolio Securities. Each Underlying Fund may lend portfolio securities in the same manner as the Funds, as described above.

Mortgage Pass-Through Securities. Certain of the Underlying Funds may invest in mortgage pass-through securities which are a category of pass-through securities backed by pools of mortgages and issued by the GNMA, or by one of several U.S. government-sponsored enterprises, such as the FNMA, FHLMC, or FHLBs. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of

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multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, an Underlying Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. An Underlying Fund may use TBA transactions in several ways. For example, an Underlying Fund may regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll,” an Underlying Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, an Underlying Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose an Underlying Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, an Underlying Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of “TBA rolls” may cause an Underlying Fund to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to interestholders. The Underlying Funds maintain liquid assets in connection with TBA transactions.

Mortgage Securities. Certain of the Underlying Funds may invest in mortgage securities. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market’s perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes

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in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Non-Diversification Risk. Certain of the Underlying Funds may be classified as “non-diversified.” This means that the Underlying Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Underlying Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Non-U.S. Securities and Emerging Markets Securities. Certain of the Underlying Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation or war, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, more substantial government interference with the economy and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets have specific geographical risks such as a heightened likelihood of earthquakes, tsunamis, or volcanoes. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.

Certain of the Underlying Funds may purchase publicly-traded common stocks of non-U.S. issuers. To the extent an Underlying Fund invests in securities of non-U.S. issuers, the Underlying Fund’s investment in such securities may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, that evidence ownership of underlying securities issued by a non-U.S. issuer. For ADRs, the depositary is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. For other forms of Depositary Receipts, the depositary may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European

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securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. An Underlying Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Obligations of Foreign Governments, Supranational Entities and Banks. Certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Underlying Funds may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of an Underlying Fund’s assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. Certain of the Underlying Funds may invest a portion of their total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Emerging Markets. Some non-U.S. markets in which certain of the Underlying Funds invest are considered to be emerging markets. Investment in these emerging markets subjects an Underlying Fund to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in developed markets.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share, also known as the “strike price,” less the premium received from writing the put.

Each Underlying Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, an Underlying Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Underlying Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures

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contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Underlying Fund may elect to close the position by taking an opposite position, which will operate to terminate an Underlying Fund’s existing position in the contract.

Ratings. An investment-grade rating means the security or issuer is rated investment-grade by Moody’s®, S&P®, Fitch, Dominion Bond Rating Service Limited (“Dominion”), or another credit rating agency designated as a nationally recognized statistical rating organization (“NRSRO”) by the SEC, or is unrated but considered to be of equivalent quality by BFA. Bonds rated Baa by Moody’s, BBBL by Dominion or BBB by S&P and Fitch or above are considered “investment-grade” securities; bonds rated Baa are considered medium grade obligations subject to moderate credit risk and may possess certain speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to meet financial commitments.

Subsequent to purchase by the applicable Underlying Fund, a rated security may cease to be rated or its rating may be reduced below an investment-grade rating. Bonds rated lower than Baa3 by Moody’s or BBB- by S&P and Fitch are below investment-grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities (“lower-rated securities”) are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower. Please see Appendix A of this SAI for a description of each rating category of Moody’s, S&P, Fitch and Dominion.

Repurchase Agreements. Each Underlying Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., an Underlying Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Underlying Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Underlying Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two NRSROs, or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that an Underlying Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities which are rated in one of the two highest rating categories by any NRSRO.

Repurchase agreements pose certain risks for an Underlying Fund, that utilizes them. Such risks are not unique to the Underlying Funds, but are inherent in repurchase agreements. The Underlying Funds seek to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Underlying Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, an Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.

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Reverse Repurchase Agreements. Certain of the Underlying Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Underlying Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Underlying Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Underlying Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Underlying Fund’s assets. An Underlying Fund’s exposure to reverse repurchase agreements will be covered by liquid assets having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Underlying Fund may invest in variable rate demand notes and obligations, and tender option bonds, which may be considered derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Investing in Non-U.S. Debt Securities. Certain of the Underlying Funds may invest in non-U.S. debt securities. An investment in these Underlying Funds involves risks similar to those of investing in a portfolio of debt securities traded on foreign exchanges and over-the-counter in the respective countries covered by the Underlying Funds. These risks typically include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in bond prices. Investing in an Underlying Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Underlying Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

Securities Lending Risk. Each Underlying Fund may engage in securities lending. Securities lending involves the risk that an Underlying Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Underlying Funds could also lose money in the event of a decline in the value of the collateral provided for loaned securities or the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Underlying Funds.

Short-Term Instruments. Each Underlying Fund may invest in short-term instruments in the same manner as the Funds, as described above.

Swap Agreements. Each Underlying Fund may engage in swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with each Underlying Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of an Underlying Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by each Underlying Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

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Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. Government Obligations. Certain of the Underlying Funds may invest a portion of their assets in U.S. government obligations and may make such investments in the same manner as the Funds, as described above.

Future Developments. The board of each Underlying Fund may, in the future, authorize each Underlying Fund to invest in securities contracts and investments other than those listed in this SAI and in the applicable Prospectus, provided they are consistent with each Underlying Fund’s investment objective and do not violate any investment restrictions or policies.

Proxy Voting Policy

The Trust has adopted, as its proxy voting policies for each Fund, the proxy voting guidelines of BFA, the investment adviser to each Fund. The Trust has delegated to BFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and BFA’s role in implementing such guidelines.

BFA votes (or refrains from voting) proxies for each Fund in a manner that BFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BFA’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue-producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BFA recalling loaned securities in order to ensure they are voted. Periodically, BFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund’s affiliates (if any), BFA or BFA’s affiliates, or the Distributor or the Distributor’s affiliates. When voting proxies, BFA attempts to encourage issuers to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

  Each Fund generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;
  Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and
  Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BFA or BFA’s affiliates (if any) or the Distributor or the Distributor’s affiliates, from having undue influence on BFA’s proxy voting activity. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BFA with instructions as to how to vote such proxies. In the latter case, BFA votes the proxy in accordance with the independent fiduciary’s determination.

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Information with respect to how BFA voted proxies relating to the Funds’ portfolio securities during the 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Funds’ website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Funds’ portfolio holdings information that requires that such information be disclosed in a manner that: (i) is consistent with applicable legal requirements and in the best interests of each Fund’s respective shareholders; (ii) does not put the interests of BFA, the Distributor or any affiliated person of BFA or the Distributor, above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and as discussed below; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including those large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares (“iShares Exemptive Orders”) and other institutional market participants and entities that provide information services.

Each business day, each Fund’s portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Funds’ portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and Authorized Participants; and (ii) to other personnel of the Funds’ investment adviser and the Distributor, administrator, custodian and fund accountant who deal directly with or assist in, functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds and the terms of the Funds’ current registration statements. In addition, each Fund discloses its portfolio holdings and the percentages they represent of the Fund’s net assets at least monthly, and as often as each day the Fund is open for business, at www.iShares.com. More information about this disclosure is available at www.iShares.com.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Funds in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Funds, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Each Fund discloses its complete portfolio holdings schedule in public filings with the SEC within 70 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.

The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

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The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance of the Underlying Indexes

Descriptions of the Underlying Indexes is provided below.

The S&P Target Risk Indexes

Index Construction

S&P Target Risk Indexes follow a two step construction process:

1.	Each year, S&P estimates the value-weighted market portfolio, which represents a large proportion of globally traded stocks and bonds. To estimate the market portfolio, S&P identifies a group of underlying benchmarks representing asset classes S&P has determined should be included in the market portfolio. As of September 30, 2010, the market portfolio is a value-weighted combination of the following benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, S&P Developed ex-U.S. Index, S&P Emerging Markets BMI Index, S&P REITs Index, Barclays Aggregate Bond Index, Barclays Short Treasury Bond Index, and Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) Index.
2.	S&P applies shortfall risk constraints to the estimated “market portfolio” for each target risk index to derive the final asset allocation of each index respectively. Each shortfall risk constraint is an estimation of the probability of attaining returns below a certain risk threshold. While S&P’s model is intended to constrain risk, actual losses may significantly exceed the target risk threshold. The shortfall risk constraints and target risk thresholds that S&P derived for each target risk index for 2010 are as follows:
	Conservative	Moderate	Growth	Aggressive
Target Risk Threshold	-18%	-21%	-25%	-29%
Probability of Shortfall Risk	15%	18%	21%	25%

Eligible Securities. Each Target Risk Index is comprised exclusively of iShares ETFs. To be eligible for inclusion in an index, an ETF must track a benchmark that is broadly representative of a major asset class and be registered as an investment company under the 1940 Act. As of ___________, the universe of eligible asset classes and the instruments used to represent each ETF are:

Asset Class	iShares ETF
US Large Cap	iShares S&P 500 Index Fund
US Mid Cap	iShares S&P MidCap 400 Index Fund
US Small Cap	iShares S&P SmallCap 600 Index Fund
International Equities	iShares MSCI EAFE Index Fund
Emerging Markets	iShares MSCI Emerging Markets Index Fund
US REITs	iShares Cohen & Steers Realty Majors Index Fund
Core Fixed Income	iShares Barclays Aggregate Bond Fund
Short Term Treasuries	iShares Barclays Short Treasury Bond Fund
TIPS	iShares Barclays TIPS Bond Fund

S&P Target Risk Conservative Index Description (currently, 9 constituent ETFs): The S&P Target Risk Conservative Index is designed to measure the performance of an investment allocation strategy which seeks to emphasize exposure to fixed income, while maintaining smaller equity exposure, in order to produce current income and avoid excessive volatility of returns. S&P determines the underlying index allocation by targeting a mix of securities which could be expected to decrease in value by more than 9% per year with a probability of no more than 15%; as estimated by S&P using a proprietary short-fall risk forecasting methodology.

S&P Target Risk Moderate Index Description (currently, 9 constituent ETFs): The S&P Target Risk Moderate Index is designed to measure the performance of an investment allocation strategy which seeks to provide significant exposure to fixed income, while also allocating a smaller portion of exposure to equities in order to increase opportunity for capital

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growth. S&P determines the underlying index allocation by targeting a mix of securities which could be expected to decrease in value by more than 12% per year with a probability of no more than 18%; as estimated by S&P using a proprietary short-fall risk forecasting methodology.

S&P Target Risk Growth Index Description (currently, 9 constituent ETFs):The S&P Target Risk Growth Index is designed to measure the performance of an investment allocation strategy which seeks to provide exposure to equity securities, while also allocating a portion of exposure to fixed income in an effort to potentially dampen the volatility associated with the returns of equities. S&P determines the underlying index allocation by targeting a mix of securities which could be expected to decrease in value by more than 16% per year with a probability of no more than 21%; as estimated by S&P using a proprietary short-fall risk forecasting methodology.

S&P Target Risk Aggressive Index Description (currently, 7 constituent ETFs): The S&P Target Risk Aggressive Index is designed to measure the performance of an investment allocation strategy which seeks to provide significant exposure to equities, while also allocating a smaller portion of exposure to fixed income securities in order to increase opportunity for long-term capital growth. S&P determines the underlying index allocation by targeting a mix of securities which could be expected to decrease in value by more than 20% per year with a probability of no more than 24%; as estimated by S&P using a proprietary short-fall risk forecasting methodology.

Index Changes. Index constituents are not expected to change between rebalancing periods. If, for any reason beyond S&P’s control, a constituent is discontinued or substantially changed in terms of its investment mandate, the S&P Index Committee may elect to discontinue representation of the affected asset class within the index or designate a successor fund.

Additions. ETFs may be added to each index to improve its overall representation or investability, such additions being undertaken during a rebalancing period. Other additions, such as those made to replace deleted constituents, may be undertaken in between rebalancing intervals at S&P’s discretion.

Deletions. An ETF may be removed from each index, at S&P’s discretion, if it fails to offer acceptable tracking of its benchmark, for any other reason ceases to function as a reasonable proxy for its benchmark, or in the event of a material event that impairs the operating ability of a fund or its management company.

Rebalancing. Each index is rebalanced annually on the last business day in January of every year, with reference data as of the last business day in December of the prior year.

The S&P Target Date Indexes

Index Construction

The S&P Target Date Index Series is designed to provide exposure to a diversified array of financial assets, as well as to the investment opportunity generally available in target date funds. Each year, S&P conducts a survey of target date funds and combines the raw survey data to derive an allocation strategy for each of its target date indexes. S&P develops the allocation strategy for each target date index using a two-tiered process. The first tier of S&P’s process is to identify and establish exposure levels for asset classes represented by the universe of target date funds. The first tier of the process is as follows:

1.	S&P identifies target date funds from Morningstar or Lipper databases and sorts funds by asset size. Funds not meeting the minimum asset threshold of $50 million are removed. If a target date category has less than 15 funds meeting the minimum size threshold, the next smallest funds are used until the universe of funds reaches 15.
2.	The latest quarterly holdings filing (Form N-Q) available at SEC’s EDGAR web site are drawn from target date funds which meet the minimum size threshold.
3.	Asset class exposures are derived from the eligible fund holdings for each target date category and are aggregated to establish exposures for each S&P Target Date Index.

The second tier of S&P’s process in identifying an allocation strategy for each of its target date indexes is to determine ETF allocation weights for each index that broadly correspond to the asset class exposures identified in its survey process, by applying the following methods and rules:

1.	Each constituent asset class in the index must be employed by at least 25% of target date fund sponsors in one or more of their respective funds.

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2.	For each target date peer group, asset class values either below the 10th percentile or above the 90th percentile of raw values are replaced with the value corresponding to the 10th percentile or the 90th percentile, respectively. This mitigates outlier effects without diminishing the number of survey data points.
3.	From the results of step 2, mean values of at least 1% are then proportionately adjusted to create final weights that sum to 100% for each target date index.
4.	In order to smooth variations in asset class allocations between target dates, a curve is fitted to the preliminary weight values for each asset class across target dates. Weights must be 0% or greater than or equal to 1%, and they must sum to 100%. Allocations along the fitted curve for each asset class and target date are designated as final index weights.

Eligible Securities. Each S&P Target Date index is comprised exclusively of iShares ETFs. To be eligible for inclusion in an index, an ETF must track a benchmark that is broadly representative of a major asset class and be registered as an investment company under the 1940 Act. As of ___________, the universe of eligible asset classes and the instruments used to represent each ETF are:

Asset Class	iShares ETF
U.S. Large Cap	iShares S&P 500 Index Fund
U.S. Mid Cap	iShares S&P MidCap 400 Index Fund
U.S. Small Cap	iShares S&P SmallCap 600 Index Fund
International Equities	iShares MSCI EAFE Index Fund
Emerging Markets	iShares MSCI Emerging Markets Index Fund
US REITs	iShares Cohen & Steers Realty Majors Index Fund
Core Fixed Income	iShares Barclays Aggregate Bond Fund
Short Term Treasuries	iShares Barclays Short Treasury Bond Fund
TIPS	iShares Barclays TIPS Bond Fund

Index Descriptions:

S&P Target Date Retirement Income Index (currently, 9 constituent ETFs): The S&P Target Date Retirement Income Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors nearing or already in retirement.

S&P Target Date 2010 Index (currently, 9 constituent ETFs): The S&P Target Date 2010 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2010 retirement horizon.

S&P Target Date 2015 Index (currently, 9 constituent ETFs): The S&P Target Date 2015 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2015 retirement horizon.

S&P Target Date 2020 Index (currently, 9 constituent ETFs): The S&P Target Date 2020 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2020 retirement horizon.

S&P Target Date 2025 Index (currently, 9 constituent ETFs): The S&P Target Date 2025 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2025 retirement horizon.

S&P Target Date 2030 Index (currently, 9 constituent ETFs): The S&P Target Date 2030 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2030 retirement horizon.

S&P Target Date 2035 Index (currently, 9 constituent ETFs): The S&P Target Date 2035 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2035 retirement horizon.

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S&P Target Date 2040 Index (currently, 8 constituent ETFs): The S&P Target Date 2040 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2040 retirement horizon.

S&P Target Date 2045 Index (currently, __ constituent ETFs): The S&P Target Date 2045 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2045 retirement horizon.

S&P Target Date 2050 Index (currently, __ constituent ETFs): The S&P Target Date 2050 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors targeting an approximate 2050 retirement horizon.

Index Changes. Index constituents are not expected to change between rebalancing periods. If, for any reason beyond S&P’s control, a constituent is discontinued or substantially changed in terms of its investment mandate, the S&P Index Committee may elect to discontinue representation of the affected asset class within the index or designate a successor fund.

Additions. ETFs may be added to each index to improve its overall representation or investability, such additions being undertaken during a rebalancing period. Other additions, such as those made to replace deleted constituents, may be undertaken in between rebalancing intervals at S&P’s discretion.

Deletions. An ETF may be removed from each index, at S&P’s discretion, if it fails to offer acceptable tracking of its benchmark, for any other reason ceases to function as a reasonable proxy for its benchmark, or in the event of a material event that impairs the operating ability of a fund or its management company.

Rebalancing. Each index is rebalanced annually on May 30th of every year, with reference data as of April 30th of the prior year.

Investment Limitations

Each Fund has adopted its investment objective as a non-fundamental investment policy. Therefore, each Fund may change its investment objective and its Underlying Index without shareholder approval. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

Fundamental Investment Restrictions of the Funds. The Funds have adopted the following investment restrictions as fundamental policies. The Funds may not:

1.	Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of a Fund’s total assets, provided that this restriction does not limit a Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities.
2.	Purchase the securities of any single issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or a Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies.
3.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

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4.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5.	Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.
7.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund’s investment objective and policies).
8.	Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (2) above, the 1940 Act currently allows a Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a Fund’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions of the Funds. The Funds are subject to the following investment restrictions, all of which are non-fundamental policies:

1.	Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder. Other investment companies in which a Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by such Fund;
2.	Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;
3.	Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily;
4.	Each Fund may not purchase securities on margin, but each Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes to the extent permitted under the 1940 Act; and
5.	In accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities based on its Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of ___ funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman.

Interested Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito/1/ (54)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).
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Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Michael Latham/2/ (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[1]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[2]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
George G.C. Parker (72)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2010); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).
John E. Martinez (49)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).
Cecilia H. Herbert (62)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (35 portfolios) (since 2009).
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Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).
John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).
Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (54)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).
Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).
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Name (Age)	Position	Principal Occupation(s) During the Past 5 Years
Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).
Ira P. Shapiro (48)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).
Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).
Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).
Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).
Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds’ investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Funds and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve as a Trustee.

Robert Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has served as a Director of iShares, Inc. since 2009, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and a Director of BlackRock, Inc. since 2007. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President and Director of BlackRock, Inc., and is the Chairman of the Operating Committee, a member of the Office of the

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Chairman, the Leadership Committee and the Corporate Council. He is responsible for day-to-day oversight of BlackRock’s key operating units, including the Account Management and Portfolio Management Groups, Real Estate Group and BlackRock Solutions®. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Head of BlackRock’s Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania. He is also President of the Board of Directors for the Hope & Heroes Children’s Cancer Fund since 2002 and President of the Board of Directors for Periwinkle Theatre for Youth, a national non-profit arts-in-education organization, since 1983. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.

Michael Latham has been a Trustee of the Trust since 2010 and President of the Trust since 2007. Mr. Latham served as Principal Financial Officer of the Trust from 2002 until 2007. Mr. Latham has served as a Director of iShares, Inc. since 2010, President of iShares, Inc. since 2007, Principal Financial Officer of iShares, Inc. from 2002 until 2007, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and President of iShares MSCI Russia Capped Index Fund, Inc. since 2010. Mr. Latham is the global head of BlackRock’s iShares exchange-traded fund business. In addition, he has over 15 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Prior to assuming his current responsibilities in April 2009 and July 2010, he was head of BlackRock’s iShares exchange-traded fund business for the U.S. and Canada and Chief Operating Officer for the U.S. iShares business. He previously held a variety of operating positions within the firm. Mr. Latham earned a BS degree in business administration from California State University at San Francisco in 1988.

George G.C. Parker has been a Trustee of the Trust since 2000 and Chairman of the Trust’s Board since 2010. Mr. Parker served as Lead Independent Trustee of the Trust from 2006 until 2010 and Chairman of the Nominating and Governance Committee for the Trust from 2002 until 2010. Mr. Parker has served as a Director of iShares, Inc. since 2002, Chairman of iShares, Inc.’s Board since 2010, Lead Independent Director of iShares, Inc. from 2006 until 2010, Chairman of the Nominating and Governance Committee for iShares, Inc. from 2002 until 2010, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chairman of iShares MSCI Russia Capped Index Fund, Inc.’s Board since 2010. Mr. Parker also serves as Director on four other boards. Mr. Parker is the Dean Witter Distinguished Professor of Finance (Emeritus) at the Stanford Graduate School of Business. He teaches courses in Corporate Finance in the MBA Program, Stanford Sloan Program for Executives, and in various other Executive Education Programs at Stanford University. Mr. Parker’s teaching and research interests are primarily in the field of corporate finance, management of financial institutions, and corporate governance, and he has written numerous case studies related to these subjects. He has also authored several articles on capital structure, risk management, and corporate valuation. Mr. Parker holds an MBA and Ph.D. degree from the Stanford Graduate School of Business.

John E. Martinez has been a Trustee of the Trust since 2003. Mr. Martinez has served as a Director of iShares, Inc. since 2003 and a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010. Mr. Martinez is a Director of EquityRock, Inc. (previously Real Estate Equity Exchange, Inc), providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. Mr. Martinez previously served as Director of Barclays Global Investors (BGI) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Since 2003, he is a Director and Executive Committee Member for Larkin Street Youth Services, providing governance oversight and strategy development to an agency that provides emergency and transitional housing, health care, education, job and life skills training to homeless youth. Mr. Martinez has an AB in economics from The University of California, Berkeley and holds an MBA in finance and statistics from the Graduate School of Business, University of Chicago.

Cecilia H. Herbert has been a Trustee of the Trust since 2005. Ms. Herbert has served as a Director of iShares, Inc. since 2005 and a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010. She is Director of the Board of the Catholic Charities CYO, among the Bay Area’s largest private social services organizations serving the homeless, poor, aged, families, children and AIDS/HIV victims, on which she has served since 1998. Ms. Herbert is a member of the Finance Council, Archdiocese of San Francisco since 1994, which she chaired from 1994 to 2005. She is a Trustee of the Thacher School since 2002 and chairs its Investment Committee. She has served on numerous non-profit boards. Ms. Herbert is also a Director and Advisory Board Member since 2009 of the Forward Funds. Ms. Herbert previously served as a Trustee for the Pacific Select Funds and The Montgomery Funds. Ms. Herbert previously served as Managing Director of J.P. Morgan/Morgan Guaranty Trust Company responsible for product development, marketing and credit for U.S. multinational corporations and as head of its San Francisco office and as Assistant Vice President, Signet Banking Corporation. Ms. Herbert has a BA in economics and communications from Stanford University and an MBA in finance from Harvard Business School.

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Charles A. Hurty has been a Trustee of the Trust since 2005 and Chairman of the Audit Committee of the Trust since 2006. Mr. Hurty has served as a Director of iShares, Inc. since 2005, Chairman of the Audit Committee of iShares, Inc. since 2006, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chairman of the Audit Committee of iShares MSCI Russia Capped Index Fund, Inc. since 2010. In addition, Mr. Hurty serves as Director of the GMAM Absolute Return Strategy Fund since 2002, Director of the SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (formerly, Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC) since 2002 and was a Director of the CSFB Alternative Investment Funds from 2005 to December 2009, when the funds were liquidated. Mr. Hurty was formerly a Partner at KPMG, LLP from 1968 to 2001. Mr. Hurty has a BS in accounting from University of Kansas.

John E. Kerrigan has been a Trustee of the Trust since 2005 and Chairman of the Nominating and Governance Committee of the Trust since 2010. Mr. Kerrigan has served as a Director of iShares, Inc. since 2005, Chairman of the Nominating and Governance Committee of iShares, Inc. since 2010, a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010 and Chairman of the Nominating and Governance Committee of iShares MSCI Russia Capped Index Fund, Inc. since 2010. Mr. Kerrigan serves as Chief Investment Officer, Santa Clara University since 2002. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Global Manager of Institutional Client Division eCommerce, Global Manager of Technology Specialists Sales and Chair, Performance Measurement, Evaluation & Compensation Task Force. Mr. Kerrigan is a Trustee, since 2008, of Sacred Heart Schools, Atherton, CA, and Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA from Boston College and is a Chartered Financial Analyst.

Robert H. Silver has been a Trustee of the Trust since 2007. Mr. Silver has served as a Director of iShares, Inc. since 2007 and a Director of iShares MSCI Russia Capped Index Fund, Inc. since 2010. Mr. Silver is President and a co-founder of The Bravitas Group Inc., a firm dedicated to advising and investing in emerging business enterprises and to supporting philanthropic activities that benefit under-served urban youth. Previously, Mr. Silver served as the President and Chief Operating Officer of UBS Financial Services Inc., the registered broker dealer comprising the Wealth Management USA business unit of UBS AG. Mr. Silver also served on the Board of Directors of EPAM, a provider of software engineering outsourcing services in Central and Eastern Europe, the Depository Trust and Clearing Corporation (“DTCC”) and served as a governor of the Philadelphia Stock Exchange. In addition, Mr. Silver is a Vice Chairman and a Member of the Board of Directors for the YMCA of Greater New York and chairs its Fund Development Committee since 2001 and Co-Founder and Vice President of Parentgiving Inc. since 2008. Mr. Silver began his career as a CPA at KPMG LLP from 1983 until 1997. Mr. Silver has a BS in business administration from the University of North Carolina.

Board – Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of nine members, seven of whom are Independent Trustees (defined below). The Board currently conducts regular meetings four times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established a Nominating and Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time may establish ad-hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.

Day-to-day risk management with respect to the Funds is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. Each Fund is subject to a number of risks, including investment,

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compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and committee activities. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by each Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust’s compliance program and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer assesses key compliance risks affecting each Fund, and addresses them in reports to the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Committees of the Board of Trustees. Each Trustee who is not an interested person (as defined in the 1940 Act) of the Trust (“Independent Trustee”) serves on the Audit Committee and the Nominating and Governance Committee of the Board. Mr. Martinez was not a member of these committees prior to August 13, 2009. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust’s financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the fiscal year ended ________, 2011.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board’s retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Lead Independent Trustee, Chairperson of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nomination(s) recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee is comprised of all members of the Board that are Independent Trustees. The Nominating and Governance Committee met six times during the fiscal year ended ________, 2011.

The following table sets forth, as of December 31, 2010, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert Kapito	None	None	None

Michael Latham	iShares Barclays 1-3 Year Credit Bond Fund	Over $100,000	Over $100,000
	iShares Barclays Aggregate Bond Fund	Over $100,000
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Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares FTSE China 25 Index Fund	Over $100,000
	iShares iBoxx $ High Yield Corporate Bond Fund	Over $100,000
	iShares MSCI BRIC Index Fund	Over $100,000
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares MSCI EAFE Value Index Fund	Over $100,000
	iShares MSCI Emerging Markets Index Fund	Over $100,000
	iShares Russell 2000 Index Fund	Over $100,000
	iShares Russell 3000 Index Fund	Over $100,000
	iShares Russell 3000 Value Index Fund	Over $100,000
	iShares Russell Microcap Index Fund	Over $100,000
	iShares S&P California AMT-Free Municipal Bond Fund	Over $100,000
	iShares S&P U.S. Preferred Stock Index Fund	Over $100,000

John E. Martinez	iShares Barclays TIPS Bond Fund	Over $100,000	Over $100,000
	iShares MSCI All Country Asia ex Japan Index Fund	Over $100,000
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares Russell 1000 Index Fund	Over $100,000
	iShares Russell 1000 Value Index Fund	Over $100,000
	iShares S&P 500 Index Fund	Over $100,000
	iShares S&P Global Consumer Staples Sector Index Fund	Over $100,000

George G.C. Parker	iShares Barclays Aggregate Bond Fund	Over $100,000	Over $100,000
	iShares Dow Jones Select Dividend Index Fund	Over $100,000
	iShares iBoxx $ Investment Grade Corporate Bond Fund	Over $100,000
	iShares MSCI EAFE Index Fund	Over $100,000
	iShares S&P 100 Index Fund	Over $100,000
	iShares S&P 500 Index Fund	Over $100,000
	iShares S&P California AMT-Free Municipal Bond Fund	Over $100,000

Cecilia H. Herbert	iShares Barclays 1-3 Year Treasury Bond fund	$10,001-$50,000	Over $100,000
	iShares Dow Jones Select Dividend Index Fund	$10,001-$50,000
	iShares FTSE China 25 Index Fund	Over $100,000
	iShares iBoxx $ High Yield Corporate Bond Fund	$1-$10,000
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Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares JPMorgan USD Emerging Markets Bond Fund	$1-$10,000
	iShares MSCI EAFE Index Fund	$10,001-$50,000
	iShares MSCI Emerging Markets Index Fund	$10,001-$50,000
	iShares MSCI Pacific ex-Japan Index Fund	$10,001-$50,000
	iShares S&P 500 Index Fund	$10,001-$50,000
	iShares S&P MidCap 400 Growth Index Fund	$10,001-$50,000

Charles A. Hurty	iShares Dow Jones Financial Sector Index Fund	$1-$10,000	Over $100,000
	iShares Dow Jones Select Dividend Index Fund	$1-$10,000
	iShares Dow Jones U.S. Energy Sector Index Fund	$10,001-$50,000
	iShares Dow Jones U.S. Technology Sector Index Fund	$10,001-$50,000
	iShares FTSE China 25 Index Fund	$10,001-$50,000
	iShares MSCI EAFE Index Fund	$10,001-$50,000
	iShares MSCI Japan Index Fund	$10,001-$50,000
	iShares S&P 500 Index Fund	$10,001-$50,000
	iShares S&P Global Energy Sector Fund	$1-$10,000
	S&P Global Technology Sector Index Fund	$1-$10,000
	iShares S&P North American Technology-Multimedia Networking Index Fund	$1-$10,000

John E. Kerrigan	iShares MSCI ACWI ex US Index Fund	Over $100,000	Over $100,000
	iShares S&P Short Term National AMT-Free Municipal Bond Fund	Over $100,000

Robert H. Silver	iShares Barclays 1-3 Year Credit Bond Fund	Over $100,000	Over $100,000
	iShares Barclays 1-3 Year Treasury Bond Fund	Over $100,000
	iShares Barclays Aggregate Bond Fund	$10,001-$50,000
	iShares Dow Jones U.S. Broker-Dealers Index Fund	Over $100,000
	iShares Dow Jones U.S. Financial Services Index Fund	$10,001-$50,000
	iShares Dow Jones U.S. Regional Banks Index Fund	$50,001-$100,000
	iShares iBoxx $ Investment Grade Corporate Bond Fund	Over $100,000
	iShares MSCI ACWI ex US Index Fund	Over $100,000
	iShares MSCI BRIC Index Fund	$10,001-$50,000
	iShares MSCI EAFE Index Fund	Over $100,000
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Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares MSCI Emerging Markets Index Fund	$10,001-$50,000
	iShares MSCI Japan Index Fund	$10,001-$50,000
	iShares Russell 1000 Growth Index Fund	Over $100,000
	iShares Russell 1000 Value Index Fund	$50,001-$100,000
	iShares Russell 2000 Growth Index Fund	$50,001-$100,000
	iShares Russell 2000 Index Fund	$1-$10,000
	iShares Russell 2000 Value Index Fund	$50,001-$100,000
	iShares Russell 3000 Index Fund	Over $100,000
	iShares S&P 500 Index Fund	Over $100,000
	iShares S&P Europe 350 Index Fund	$10,001-$50,000
	iShares S&P U.S. Preferred Stock Index Fund	Over $100,000
	iShares S&P/Citigroup International Treasury Bond Fund	$1-$10,000

Darrell Duffie*	None	None	None

*	Served as Trustee through March 19, 2011.

As of December 31, 2010, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Funds’ investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.

Remuneration of Trustees. The Trust pays each Independent Trustee $73,333 for meetings of the Board attended by the Trustee; the Trust also pays Charles Hurty an annual fee of $13,333 for service as the Chairperson of the Board’s Audit Committee and George G.C. Parker an annual fee of $16,667 for service as the Board’s Lead Independent Trustee (now, Independent Chairman). John Martinez, John Kerrigan and Cecilia Herbert are also each entitled to $10,000 (plus an additional $1,765 paid to compensate for taxes due in Mauritius) for his or her service as a director of a subsidiary of the Trust. The Trust pays John Kerrigan an annual fee of $5,000 for service as the Chairperson of the Board’s Nominating and Governance Committee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2010:

Name of Interested Trustee/1/	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses/2/	Estimated Annual Benefits Upon Retirement/2/	Total Compensation From the Funds and Fund Complex/3/
Robert S. Kapito	$0	Not Applicable	Not Applicable	$0
Michael Latham	0	Not Applicable	Not Applicable	0

[1]	Robert S. Kapito and Michael Latham were not compensated by the Trust due to their employment with BTC during the time period reflected in the table.
[2]	No Trustee or officer is entitled to any pension or retirement benefits from the Trust.
[3]	Includes compensation for service on the Boards of Directors of iShares, Inc. and iShares MSCI Russia Capped Index Fund, Inc.
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The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2010:

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses/1/	Estimated Annual Benefits Upon Retirement/1/	Total Compensation From the Funds and Fund Complex/2/
George G.C. Parker	$90,000	Not Applicable	Not Applicable	$270,000
John E. Kerrigan	88,848	Not Applicable	Not Applicable	243,015
Charles A. Hurty	86,666	Not Applicable	Not Applicable	260,000
Cecilia H. Herbert	85,098	Not Applicable	Not Applicable	231,765
Robert H. Silver	73,333	Not Applicable	Not Applicable	220,000
Darrell Duffie/3/	73,333	Not Applicable	Not Applicable	220,000
John E. Martinez	85,098	Not Applicable	Not Applicable	231,765

[1]	No Trustee or officer is entitled to any pension or retirement benefits from the Trust.
[2]	Includes compensation for service on the Boards of Directors of iShares, Inc. and iShares MSCI Russia Capped Index Fund, Inc.
[3]	Served as Trustee through March 19, 2011.

Control Persons and Principal Holders of Securities.

The Trustees and Officers of the Trust collectively owned less than 1% of each of the Funds’ outstanding shares as of ________, 2011.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (as defined below), as of ________, 2011, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

Fund	Name	Percentage of Ownership
iShares S&P Conservative Allocation Fund

iShares S&P Moderate Allocation Fund

iShares S&P Growth Allocation Fund

iShares S&P Aggressive Allocation Fund

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Fund	Name	Percentage of Ownership

iShares S&P Target Date Retirement Income Index Fund

iShares S&P Target Date 2010 Index Fund

iShares S&P Target Date 2015 Index Fund

iShares S&P Target Date 2020 Index Fund

iShares S&P Target Date 2025 Index Fund

iShares S&P Target Date 2030 Index Fund

iShares S&P Target Date 2035 Index Fund

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Fund	Name	Percentage of Ownership

iShares S&P Target Date 2040 Index Fund

iShares S&P Target Date 2045 Index Fund	N/A	N/A

iShares S&P Target Date 2050 Index Fund	N/A	N/A

Potential Conflicts of Interest. Bank of America Corporation (“BAC”), through its subsidiary Merrill Lynch and Co., Inc. (“Merrill Lynch”), Barclays PLC (“Barclays”) and The PNC Financial Services Group, Inc. (“PNC”), each has a significant economic interest in BlackRock, Inc., the parent of BFA, the Funds’ investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), and those of BAC, Merrill Lynch and their affiliates (collectively, the “BAC Entities”) and Barclays and its affiliates (collectively, the “Barclays Entities”)(BAC Entities and Barclays Entities, collectively, the “BAC/Barclays Entities”), with respect to the Funds and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. BAC is a national banking corporation, which, through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities, including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, BAC, Merrill Lynch, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the BAC/Barclays Entities seek to purchase or sell the same assets for their

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managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

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In addition, certain principals and certain employees of BlackRock are also principals or employees of Affiliates. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through

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correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the Proxy Voting Policy section of this SAI.

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates or BAC/Barclays Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a BAC/Barclays Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

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It is possible that a Fund may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers may have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in the Determination of Net Asset Value section of each Fund’s Prospectus, when market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing, pursuant to procedures adopted by the Funds’ Board. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the

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Fund, BFA and BlackRock each has adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.

The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the Funds), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and BAC/Barclays Entities may serve as Authorized Participants in the creation and redemption of exchange-traded funds. As described in greater detail in the Creations and Redemptions section of the prospectus, BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of iShares funds that could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

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Investment Advisory, Administrative and Distribution Services

Investment Adviser. BFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust, on behalf of each Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Pursuant to the Investment Advisory Agreement, BFA may from time to time, in its sole discretion, to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the Investment Advisory Agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.

Pursuant to the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses.

For its investment management services to each Fund, BFA received a management fee at the annual rates (as a percentage of such Fund’s average net assets) set forth below for the fiscal year ended July 31, 2010. BFA has entered into a Fee Waiver Agreement with the Trust, under which BFA agrees to waive a portion of the management fee that it is entitled to receive from each Fund (with the exception of the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund) in an amount equal to _____%. The Fee Waiver Agreement remains in effect until June 30, 2012. After giving effect to the fee waiver, BFA will receive a management fee based on a percentage of each Fund’s average daily net assets, at the annual rate of _____%.

The following table sets forth the management fees paid by each Fund to BFA for the fiscal years noted:

Fund	Management Fee for the Fiscal Year Ended July 31, 2010	Fund Inception Date	Management Fees Paid for Fiscal Year Ended July 31, 2010	Management Fees Paid for Fiscal Year Ended July 31, 2009	Management Fees Paid for Fiscal Year Ended July 31, 2008
iShares S&P Conservative Allocation Fund	0.25%	11/4/08	$ 66,793	$10,369	N/A
iShares S&P Moderate Allocation Fund	0.25%	11/4/08	101,565	16,905	N/A
iShares S&P Growth Allocation Fund	0.25%	11/4/08	112,712	25,997	N/A
iShares S&P Aggressive Allocation Fund	0.25%	11/4/08	85,567	22,581	N/A
iShares S&P Target Date Retirement Income Index Fund	0.25%	11/4/08	10,444	4,656	N/A
iShares S&P Target Date 2010 Index Fund	0.25%	11/4/08	8,038	4,622	N/A
iShares S&P Target Date 2015 Index Fund	0.25%	11/4/08	11,074	4,566	N/A
iShares S&P Target Date 2020 Index Fund	0.25%	11/4/08	15,500	4,511	N/A
iShares S&P Target Date 2025 Index Fund	0.25%	11/4/08	15,205	8,946	N/A
iShares S&P Target Date 2030 Index Fund	0.25%	11/4/08	15,374	5,543	N/A
iShares S&P Target Date 2035 Index Fund	0.25%	11/4/08	7,882	4,366	N/A
iShares S&P Target Date 2040 Index Fund	0.25%	11/4/08	13,797	4,338	N/A
iShares S&P Target Date 2045 Index Fund	N/A	N/A	N/A	N/A	N/A
iShares S&P Target Date 2050 Index Fund	N/A	N/A	N/A	N/A	N/A

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For the fiscal years shown below, BFA waived the following management fees with respect to the Funds:

Fund	Fees Waived for Fiscal Year Ended July 31, 2010	Fees Waived for Fiscal Year Ended July 31, 2009	Fees Waived for Fiscal Year Ended July 31, 2008
iShares S&P Conservative Allocation Fund	$ 37,404	$5,807	N/A
iShares S&P Moderate Allocation Fund	56,876	9,467	N/A
iShares S&P Growth Allocation Fund	63,118	14,558	N/A
iShares S&P Aggressive Allocation Fund	47,917	12,646	N/A
iShares S&P Target Date Retirement Income Index Fund	5,849	2,608	N/A
iShares S&P Target Date 2010 Index Fund	4,501	2,588	N/A
iShares S&P Target Date 2015 Index Fund	6,202	2,557	N/A
iShares S&P Target Date 2020 Index Fund	8,680	2,526	N/A
iShares S&P Target Date 2025 Index Fund	8,515	5,010	N/A
iShares S&P Target Date 2030 Index Fund	8,609	3,104	N/A
iShares S&P Target Date 2035 Index Fund	4,414	2,445	N/A
iShares S&P Target Date 2040 Index Fund	7,726	2,429	N/A
iShares S&P Target Date 2045 Index Fund	N/A	N/A	N/A
iShares S&P Target Date 2050 Index Fund	N/A	N/A	N/A

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of U.S. federal banking laws and regulations (i) may prohibit BlackRock, Inc., BTC and BFA from controlling or underwriting the shares of the Funds, but (ii) do not prohibit BlackRock, Inc. or BFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BFA, or its affiliates, would consider performing additional services for the Trust. BFA cannot predict whether these changes will be enacted, or the terms under which BFA, or its affiliates, might offer to provide additional services.

Underlying Funds. BFA serves as investment adviser to each of the Underlying Funds. Each Fund, as a shareholder of the Underlying Funds, bears a pro rata share of the Underlying Funds’ advisory fees, which are based on aggregate net assets, as listed in the chart below. Please note that the list of Underlying Funds below is as of __________, but BFA may add, eliminate or replace Underlying Funds at any time.

Underlying Fund	Advisory Fee
iShares S&P 500 Index Fund	0.09%
iShares S&P MidCap 400 Index Fund	0.20%
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Underlying Fund	Advisory Fee
iShares S&P SmallCap 600 Index Fund	0.20%
iShares Cohen & Steers Realty Majors Index Fund	0.35%
iShares MSCI EAFE Index Fund	0.35%(1)
iShares MSCI Emerging Markets Index Fund	0.72%(2)
iShares Barclays Aggregate Bond Fund	0.20%
iShares Barclays Short Treasury Bond Fund	0.15%
iShares Barclays TIPS Bond Fund	0.20%

(1)	For its investment advisory services to the iShares MSCI EAFE Index Fund, BFA is entitled to receive a management fee from the fund corresponding to each Fund’s allocable portion of an aggregate management fee based on the average daily net assets of the following iShares funds: iShares MSCI ACWI Index Fund, iShares MSCI ACWI ex US Index Fund and iShares MSCI EAFE Index Fund. The aggregate management fee is calculated as follows: 0.35% per annum of the aggregate net assets less than or equal to $30 billion, plus 0.32% per annum of the aggregate net assets over $30.0 billion, up to and including $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60.0 billion.
(2)	For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BFA is entitled to receive a management fee from the fund corresponding to each Fund’s allocable portion of an aggregate management fee based on the average daily net assets of the following iShares Funds: iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financials Sector Index Fund, iShares MSCI Emerging Markets Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund. The aggregate management fee is calculated as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets over $28.0 billion, up to and including $42.0 billion, plus 0.56% per annum of the aggregate net assets over $42.0 billion, up to and including $56.0 billion plus 0.50% per annum of the aggregate net assets over $56.0 billion, up to and including $70.0 billion plus 0.45% per annum of the aggregate net assets over $70.0 billion, up to and including $84.0 billion plus 0.40% per annum of the aggregate net assets in excess of $84.0 billion.

Portfolio Managers. As of ______, 2011, the individuals named as Portfolio Managers in the Funds’ Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as indicated in the tables below:

Rene Casis
Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements
Diane Hsiung
Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements
Greg Savage
Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that constitute those indexes based on objective criteria and data. Pursuant to BTC and BFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an

40

investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or BTC, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BTC an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BTC a portion of that portfolio’s or account’s gains, or would pay BTC more for its services than would otherwise be the case if BTC meets or exceeds specified performance targets. By their nature, incentive-based fee arrangements could present an incentive for BTC to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BTC has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of ______, 2011:

Rene Casis
Types of Accounts	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Diane Hsiung
Types of Accounts	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Greg Savage
Types of Accounts	Number of Other Accounts with Performance Fees Managed	Aggregate of Total Assets
Registered Investment Companies	_____	_____
Other Pooled Investment Vehicles	_____	_____
Other Accounts	_____	_____

The discussion below describes the Portfolio Managers’ compensation as of _____, 2011.

Portfolio Manager Compensation Overview

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

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Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

From time to time, long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.

As of ________, 2011, the Portfolio Managers beneficially owned shares of the Funds in the amounts reflected in the following tables:

Rene Casis
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P Conservative Allocation Fund	X
iShares S&P Moderate Allocation Fund	X
iShares S&P Growth Allocation Fund	X
iShares S&P Aggressive Allocation Fund	X
iShares S&P Target Date Retirement Income Index Fund	X
iShares S&P Target Date 2010 Index Fund	X
iShares S&P Target Date 2015 Index Fund	X
iShares S&P Target Date 2020 Index Fund	X
iShares S&P Target Date 2025 Index Fund	X
iShares S&P Target Date 2030 Index Fund	X
iShares S&P Target Date 2035 Index Fund	X
iShares S&P Target Date 2040 Index Fund	X
iShares S&P Target Date 2045 Index Fund	__
iShares S&P Target Date 2050 Index Fund	__

Diane Hsiung
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P Conservative Allocation Fund	X
iShares S&P Moderate Allocation Fund	X
iShares S&P Growth Allocation Fund	X
iShares S&P Aggressive Allocation Fund	X
iShares S&P Target Date Retirement Income Index Fund	X
iShares S&P Target Date 2010 Index Fund	X
iShares S&P Target Date 2015 Index Fund	X
iShares S&P Target Date 2020 Index Fund	X

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Diane Hsiung
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P Target Date 2025 Index Fund	X
iShares S&P Target Date 2030 Index Fund	X
iShares S&P Target Date 2035 Index Fund	X
iShares S&P Target Date 2040 Index Fund	X
iShares S&P Target Date 2045 Index Fund	__
iShares S&P Target Date 2050 Index Fund	__

Greg Savage
Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P Conservative Allocation Fund	X
iShares S&P Moderate Allocation Fund	X
iShares S&P Growth Allocation Fund	X
iShares S&P Aggressive Allocation Fund	X
iShares S&P Target Date Retirement Income Index Fund	X
iShares S&P Target Date 2010 Index Fund	X
iShares S&P Target Date 2015 Index Fund	X
iShares S&P Target Date 2020 Index Fund	X
iShares S&P Target Date 2025 Index Fund	X
iShares S&P Target Date 2030 Index Fund	X
iShares S&P Target Date 2035 Index Fund	X
iShares S&P Target Date 2040 Index Fund	X
iShares S&P Target Date 2045 Index Fund	__
iShares S&P Target Date 2050 Index Fund	__

Codes of Ethics. The Trust, BFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Anti-Money Laundering Requirements. The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Funds. State Street’s principal address is 200 Clarendon Street, Boston, MA 02116. Pursuant to an Administration Agreement with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a Custodian Agreement with the Trust, State Street maintains in separate accounts cash, securities and other assets of the

43

Trust and each Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. Also, pursuant to a Delegation Agreement with the Trust, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.

The following table sets forth the administration, transfer agency and custodian expenses of each Fund paid by BFA to State Street for the fiscal years noted:
Fund	Fund Inception Date	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended July 31, 2010	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended July 31, 2009	Custody, Administration, Transfer Agency Expenses Paid During Fiscal Year Ended July 31, 2008
iShares S&P Conservative Allocation Fund	11/04/08	$ 1,850	$908	N/A
iShares S&P Moderate Allocation Fund	11/04/08	2,716	1,087	N/A
iShares S&P Growth Allocation Fund	11/04/08	2,866	1,281	N/A
iShares S&P Aggressive Allocation Fund	11/04/08	2,491	1,104	N/A
iShares S&P Target Date Retirement Income Index Fund	11/04/08	887	741	N/A
iShares S&P Target Date 2010 Index Fund	11/04/08	1,085	892	N/A
iShares S&P Target Date 2015 Index Fund	11/04/08	1,160	882	N/A
iShares S&P Target Date 2020 Index Fund	11/04/08	1,199	859	N/A
iShares S&P Target Date 2025 Index Fund	11/04/08	1,144	946	N/A
iShares S&P Target Date 2030 Index Fund	11/04/08	1,097	820	N/A
iShares S&P Target Date 2035 Index Fund	11/04/08	939	759	N/A
iShares S&P Target Date 2040 Index Fund	11/04/08	1,026	745	N/A
iShares S&P Target Date 2045 Index Fund	_____	N/A	N/A	N/A
iShares S&P Target Date 2050 Index Fund	_____	N/A	N/A	N/A

Distributor. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC participants and/or investor services organizations.

BFA or BTC may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

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The following table sets forth the compensation paid by BFA to the Distributor for certain services, not primarily intended to result in the sale of Fund shares, provided to each Fund during the fiscal years noted:

Fund	Fund Inception Date	Distributor Compensation Paid During Fiscal Year Ended July 31, 2010	Distributor Compensation Paid During Fiscal Year Ended July 31, 2009	Distributor Compensation Paid During Fiscal Year Ended July 31, 2008
iShares S&P Conservative Allocation Fund	11/04/08	$13,329	$7,777	N/A
iShares S&P Moderate Allocation Fund	11/04/08	13,329	7,777	N/A
iShares S&P Growth Allocation Fund	11/04/08	13,329	7,777	N/A
iShares S&P Aggressive Allocation Fund	11/04/08	13,329	7,777	N/A
iShares S&P Target Date Retirement Income Index Fund	11/04/08	13,329	7,777	N/A
iShares S&P Target Date 2010 Index Fund	11/04/08	13,329	7,777	N/A
iShares S&P Target Date 2015 Index Fund	11/04/08	13,329	7,777	N/A
iShares S&P Target Date 2020 Index Fund	11/04/08	13,329	7,777	N/A
iShares S&P Target Date 2025 Index Fund	11/04/08	13,329	7,777	N/A
iShares S&P Target Date 2030 Index Fund	11/04/08	13,329	7,777	N/A
iShares S&P Target Date 2035 Index Fund	11/04/08	13,329	7,777	N/A
iShares S&P Target Date 2040 Index Fund	11/04/08	13,329	7,777	N/A
iShares S&P Target Date 2045 Index Fund	_____	N/A	N/A	N/A
iShares S&P Target Date 2050 Index Fund	_____	N/A	N/A	N/A

Financial Intermediary Compensation. BFA and/or BTC and/or their respective subsidiaries (“BFA Entities”) pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, other iShares funds or exchange-traded products in general (“Payments”). BFA Entities make Payments from their own assets and not from the assets of the Funds. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Funds and other iShares funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or other iShares funds. BFA Entities make Payments for Intermediaries’ participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Funds or materials relating to exchange-traded products in general (“Publishing Costs”). In addition, BFA Entities make Payments to Intermediaries that make shares of the Funds and certain other iShares funds available to their clients, develop new products that feature iShares or otherwise promote the Funds and other iShares funds. Payments of this type are sometimes referred to as revenue-sharing payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Fund and other iShares funds over other investments. The same conflict of interest exists with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

As of February 2, 2010, BFA Entities had arrangements to make Payments other than Education Costs or Publishing Costs only to Fidelity Brokerage Services LLC (“FBS”) and Merrill Lynch, Pierce, Fenner & Smith, Inc. (“ML”). Pursuant to BFA Entities’ arrangement with FBS, FBS has agreed to promote iShares funds to FBS’s customers and not to charge certain of its customers any commissions when those customers purchase or sell shares of certain iShares funds online (the “Co-Branded Marketing Program”). BFA Entities have agreed to facilitate the Co-Branded Marketing Program by making payments to FBS during the term of the agreement in a fixed amount. Upon termination of the agreement the BFA Entities will make additional payments to FBS based upon a number of criteria, including the overall success of the Co-Branded Marketing program and the level of services provided by FBS during the wind-down period. Pursuant to BFA Entities’ arrangement with ML, BFA Entities have agreed to reimburse ML for a portion of certain fee waivers that ML may be required to implement with respect

45

to accounts that hold “plan assets” within the meaning of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), as a consequence of a technical ERISA affiliate relationship between BFA and ML.

Any additions, modifications, or deletions to Intermediaries listed above that have occurred since the date noted above are not included in the list. Further, BFA Entities make Education Costs and Publishing Costs Payments to other Intermediaries that are not listed above. BFA Entities may determine to make Payments based on any number of metrics. For example, BFA Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more iShares funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, BFA anticipates that the Payments paid by BFA Entities in connection with the Funds, iShares funds and exchange-traded products in general will be immaterial to BFA Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any Payments his or her Intermediary firm may receive. Any payments made by the BFA Entities to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of iShares funds.

Brokerage Transactions

BFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The table below sets forth the brokerage commissions paid by each Fund for the fiscal years noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund’s assets over those periods:

Fund	Fund Inception Date	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2010	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2009	Brokerage Commissions Paid During Fiscal Year Ended July 31, 2008
iShares S&P Conservative Allocation Fund	11/04/08	$925	$ 189	N/A
iShares S&P Moderate Allocation Fund	11/04/08	1,083	293	N/A
iShares S&P Growth Allocation Fund	11/04/08	1,081	663	N/A
iShares S&P Aggressive Allocation Fund	11/04/08	1,604	918	N/A
iShares S&P Target Date Retirement Income Index Fund	11/04/08	248	31	N/A
iShares S&P Target Date 2010 Index Fund	11/04/08	160	43	N/A
iShares S&P Target Date 2015 Index Fund	11/04/08	335	43	N/A
iShares S&P Target Date 2020 Index Fund	11/04/08	379	42	N/A
iShares S&P Target Date 2025 Index Fund	11/04/08	259	69	N/A
iShares S&P Target Date 2030 Index Fund	11/04/08	630	50	N/A
iShares S&P Target Date 2035 Index Fund	11/04/08	283	37	N/A
iShares S&P Target Date 2040 Index Fund	11/04/08	376	39	N/A
iShares S&P Target Date 2045 Index Fund	_____	N/A	N/A	N/A
iShares S&P Target Date 2050 Index Fund	_____	N/A	N/A	N/A
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None of the Funds paid any brokerage commissions to BlackRock, an affiliate of BFA, and a subsidiary of BTC, during the fiscal year ended July 31, 2010.

The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BFA or its affiliates manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BFA or its affiliates are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BFA and its affiliates. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BFA and its affiliates may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BFA and its affiliates may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. The table below sets forth the portfolio turnover rates of each Fund for the fiscal years noted:

Fund	Fiscal Year Ended July 31, 2010	Fiscal Year Ended July 31, 2009
iShares S&P Conservative Allocation Fund	8%	6%
iShares S&P Moderate Allocation Fund	6%	7%
iShares S&P Growth Allocation Fund	5%	8%
iShares S&P Aggressive Allocation Fund	8%	12%
iShares S&P Target Date Retirement Income Index Fund	14%	19%
iShares S&P Target Date 2010 Index Fund	11%	19%
iShares S&P Target Date 2015 Index Fund	13%	17%
iShares S&P Target Date 2020 Index Fund	13%	15%
iShares S&P Target Date 2025 Index Fund	9%	9%
iShares S&P Target Date 2030 Index Fund	18%	12%
iShares S&P Target Date 2035 Index Fund	16%	9%
iShares S&P Target Date 2040 Index Fund	13%	10%
iShares S&P Target Date 2045 Index Fund	N/A	N/A
iShares S&P Target Date 2050 Index Fund	N/A	N/A

Additional Information Concerning the Trust

Shares. The Trust currently consists of more than ___ separate investment series or portfolios called funds. The Trust issues shares of beneficial interests in each fund with no par value. The Board may designate additional iShares funds.

Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.

Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (1) required by the 1940 Act, or (2) the Trustees determine that the matter affects the interests of more than one fund.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

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Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

In accordance with the Trust’s Amended and Restated Agreement and Declaration of Trust dated September 17, 2009 (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by applicable law, including the 1940 Act), cause one or more funds commencing operations after September 24, 2008 (each, a “New Fund”) to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another New Fund.

Shareholders may make inquiries by writing to iShares Trust, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the holders of the Trust or such Fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Funds. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund and the value of such Creation Unit as of ________, 2011:

Fund	Shares Per Creation Unit	Value Per Creation Unit ($U.S.)
iShares S&P Conservative Allocation Fund	50,000	$_____
iShares S&P Moderate Allocation Fund	50,000	_____
iShares S&P Growth Allocation Fund	50,000	_____
iShares S&P Aggressive Allocation Fund	50,000	_____
iShares S&P Target Date Retirement Income Index Fund	50,000	_____
iShares S&P Target Date 2010 Index Fund	50,000	_____
iShares S&P Target Date 2015 Index Fund	50,000	_____
iShares S&P Target Date 2020 Index Fund	50,000	_____
iShares S&P Target Date 2025 Index Fund	50,000	_____
iShares S&P Target Date 2030 Index Fund	50,000	_____
iShares S&P Target Date 2035 Index Fund	50,000	_____
iShares S&P Target Date 2040 Index Fund	50,000	_____
iShares S&P Target Date 2045 Index Fund	_____	_____
iShares S&P Target Date 2050 Index Fund	_____	_____

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to each Fund is any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Fund Deposit. The consideration for purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (including any portion of such securities for which cash may be substituted) (i.e., the “Deposit Securities”), which constitutes an optimized representation of the securities of the relevant Fund’s Underlying Index and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund.

The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Fund currently offers Creation Units for in-kind deposits but reserves the right to utilize a “cash” option in lieu of some or all of the Deposit Securities for creation of shares.

BFA makes available through the NSCC on each Business Day, prior to the opening of business on the Listing Exchange, the list of names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.

The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying Index.

If permitted by applicable laws, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC of the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities laws, or in certain other situations. The adjustments described above will reflect changes, known to BFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions.

Role of the Authorized Participant. Creation Units may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of a Fund no later than 4:00 p.m., Eastern time, on any Business Day to receive the next day’s NAV. The Distributor will notify BFA and the Custodian of such order. The Custodian will then provide such information to any appropriate subcustodian. For each Fund, the Custodian shall maintain or cause any subcustodian to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the

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securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the Custodian or any applicable local subcustodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing Exchange.

The Authorized Participant shall be responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through State Street to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

The Authorized Participant shall be responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. The Fund reserves the right to settle transactions on a basis other than T+3. In certain cases Authorized Participants will create and redeem Creation Units of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if State Street does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern time on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

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Creation Units of Funds based on domestic indexes may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 110%, which BFA may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with State Street the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or State Street does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with State Street, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 110%, which BFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

The Authorized Participant shall be responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services.

The following table sets forth each Fund’s standard creation transaction fees and maximum additional charge (as described above):
Fund	Standard Creation Transaction Fee	Maximum Additional Charge*
iShares S&P Conservative Allocation Fund	$100	3.0%
iShares S&P Moderate Allocation Fund	100	3.0%
iShares S&P Growth Allocation Fund	100	3.0%
iShares S&P Aggressive Allocation Fund	100	3.0%
iShares S&P Target Date Retirement Income Index Fund	100	3.0%
iShares S&P Target Date 2010 Index Fund	100	3.0%
iShares S&P Target Date 2015 Index Fund	100	3.0%
iShares S&P Target Date 2020 Index Fund	100	3.0%
iShares S&P Target Date 2025 Index Fund	100	3.0%
iShares S&P Target Date 2030 Index Fund	100	3.0%
iShares S&P Target Date 2035 Index Fund	100	3.0%
iShares S&P Target Date 2040 Index Fund	100	3.0%
iShares S&P Target Date 2045 Index Fund	_____	_____%
iShares S&P Target Date 2050 Index Fund	_____	_____%
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*	As a percentage of the NAV per Creation Unit.
Redemption of Creation Units. Shares of a Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market but must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

BFA makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consists of a specified amount of cash, Fund Securities, plus additional cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the specified amount of cash and Fund Securities, less a redemption transaction fee (as described below). Each Fund currently redeems shares for Fund Securities, but each Fund reserves the right to utilize a “cash” option for redemption of shares.

The Authorized Participant shall be responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any redemption request.

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services.

The following table sets forth each Fund’s standard redemption transaction fees and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
iShares S&P Conservative Allocation Fund	$100	2.0%
iShares S&P Moderate Allocation Fund	100	2.0%
iShares S&P Growth Allocation Fund	100	2.0%
iShares S&P Aggressive Allocation Fund	100	2.0%
iShares S&P Target Date Retirement Income Index Fund	100	2.0%
iShares S&P Target Date 2010 Index Fund	100	2.0%
iShares S&P Target Date 2015 Index Fund	100	2.0%
iShares S&P Target Date 2020 Index Fund	100	2.0%
iShares S&P Target Date 2025 Index Fund	100	2.0%
iShares S&P Target Date 2030 Index Fund	100	2.0%
iShares S&P Target Date 2035 Index Fund	100	2.0%
iShares S&P Target Date 2040 Index Fund	100	2.0%
iShares S&P Target Date 2045 Index Fund	_____	_____%
iShares S&P Target Date 2050 Index Fund	_____	_____%

*	As a percentage of the NAV per Creation Unit.
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Redemption requests for Creation Units of any Fund must be submitted to the Distributor by or through an Authorized Participant no later than 4:00 p.m., Eastern time, on any Business Day, in order to receive that day’s NAV. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Trust to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement in effect. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day, (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern time, on the Listing Exchange business day after the date of submission of such redemption request, the Distributor will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 110%, which percentage BFA may change from time to time, of the value of the missing shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time, on the day after the date of submission of such redemption request and shall be held by State Street and marked to market daily. The fees of State Street and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to acquire Fund Securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Fund Securities or Cash Component and the value of the cash collateral.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings), (ii) for any period during which

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trading on the Listing Exchange is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creation and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the U.S. Internal Revenue Service (the “IRS”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Taxes

Regulated Investment Company Qualifications. Each Fund intends to continue to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of each Fund’s taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund’s total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.

Although in general the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly-traded partnership. A Fund’s investments in partnerships, including in qualified publicly-traded partnerships, may result in a Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that

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year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax. Long-term capital distributions from the Underlying Funds paid in December or, in certain cases, January in satisfaction of this rule will be subject to potential distribution by the Funds in the following calendar year.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero. Capital loss carryforwards from taxable years beginning after December 2010 are not subject to expiration.

The following Funds had tax basis net capital loss carryforwards as of July 31, 2010, the tax year-end for the Funds:

Fund	Expiring 2018	Total
iShares S&P Growth Allocation Fund	$14,626	$14,626
iShares S&P Aggressive Allocation Fund	18,094	18,094

Taxation of U.S. Shareholders. Dividends and other distributions by a Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Short-term capital gain earned by an Underlying Fund will be ordinary income when distributed to a Fund and will not be offset by the Fund’s capital losses.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of

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which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount. Dividends paid by an Underlying Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends received deduction for corporations.

Beginning in 2013, a 3.8% U.S. federal Medicare contribution tax will be imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly), and of estates and trusts.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October and net ordinary losses incurred after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

Sales of Shares. Upon the sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.

If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify to a Fund that such

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shareholder is not subject to back-up withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Sections 351 and 362. The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Certain Derivatives. An Underlying Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require an Underlying Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause an Underlying Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Underlying Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Underlying Fund as a RIC.

An Underlying Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by an Underlying Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Underlying Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Underlying Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Underlying Fund.

As a result of entering into swap contracts, an Underlying Fund may make or receive periodic net payments. An Underlying Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Underlying Fund has been a party to the swap for more than one year). With respect to certain types of swaps, an Underlying Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Qualified Dividend Income. Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. real estate investment trusts (“REITs”)) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not “passive foreign investment companies” and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the

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U.S. (where the dividends are paid with respect to such stock)). Under current IRS guidance, the United States has appropriate comprehensive income tax treaties with the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Canada, China (but not with Hong Kong which is treated as a separate jurisdiction for U.S. tax purposes), Cyprus, the Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Latvia, Lithuania, Luxembourg, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, the Philippines, Poland, Portugal, Romania, Russia, the Slovak Republic, Slovenia, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, the United Kingdom and Venezuela. Substitute payments received by a Fund for securities lent out by the Fund will not be qualified dividend income.

A dividend from a Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the Underlying Fund that paid the dividend or the Underlying Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Underlying Fund, the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. The maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains.

If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to use non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Consult your financial intermediary or tax advisor. If you enter into a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible. Consult your financial intermediary or tax advisor.

Corporate Dividends Received Deduction. Dividends paid by a Fund that are attributable to dividends received by the Fund from the Underlying Funds and that are attributable to dividends paid by U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at the Fund level, the Underlying Fund level and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.

Excess Inclusion Income. Under current law, the Funds serve to block unrelated business taxable income from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize unrelated business taxable income by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by an Underlying Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may (i) constitute taxable income, as unrelated business taxable income for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund or Underlying Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has unrelated business taxable income (“UBTI”) for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

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Non-U.S. Investments. Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time an Underlying Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Underlying Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Underlying Fund were to elect otherwise.

The Underlying Funds, if invested in non-U.S. securities, may be subject to non-U.S. income taxes. Each Underlying Fund that is permitted to do so may elect to “pass through” to its investors, including the Funds, the amount of non-U.S. income taxes paid by the Underlying Fund. The Funds will be themselves eligible to elect to pass-through such amounts to their stockholders and may do so, depending upon circumstances.

Passive Foreign Investment Companies. If an Underlying Fund purchases shares in “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If an Underlying Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Underlying Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Underlying Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Underlying Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, an Underlying Fund may make a mark-to-market election that would result in the Underlying Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Underlying Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Underlying Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Underlying Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Underlying Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

An Underlying Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.

Reporting. If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by a Fund from net-tax exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected

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dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, tax-exempt interest dividends, or upon the sale or other disposition of shares of a Fund. If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, distributions to a non-U.S. shareholder from a Fund attributable to a REIT’s distribution to a Fund of gain from a sale or exchange of a U.S. real property interest and, in the case of a non-U.S. shareholder owning more than 5% of the class of shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years, the gain on redemption will be treated as real property gain subject to additional taxes or withholding and may result in the non-U.S. shareholder having additional filing requirements.

For taxable years beginning before January 1, 2012, distributions that a Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” are not treated as such to a recipient non-U.S. shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the non-U.S. shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of distribution, such distribution is subject to 30% withholding by a Fund and is treated as ordinary dividends to the non-U.S. shareholder; if the non-U.S. shareholder owned more than 5% of the outstanding shares of a Fund at any time during the one year period ending on the date of the distribution, such distribution is treated as real property gain subject to 35% withholding tax and could subject the non-U.S. shareholder to U.S. filing requirements. Additionally, if a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a non-U.S. shareholder realizing gains upon redemption from a Fund on or before December 31, 2011 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a Fund’s shares were owned by U.S. persons at such time or unless the non-U.S. person had not held more than 5% of a Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2011, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

For taxable years beginning before January 1, 2012, properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which a Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income), or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over a Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A 30% withholding tax will be imposed on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information

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regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, a foreign financial institution will need to enter into agreements with the IRS regarding providing the IRS information, including the name, address and tax identification number (“TIN”) of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders. Other foreign entities will need to provide the name, address, and TIN of each substantial U.S. owner or certifications of no substantial U.S. ownership, unless certain exceptions apply.

Shares of a Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax for decedents dying after December 31, 2011, with a lookthrough rule applying before such date.

The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

62

Financial Statements

Each Fund’s (with the exception of the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund) audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The applicable Annual Report to Shareholders, which contains the referenced audited financial statements, is available upon request and without charge.

The unaudited interim financial statements, including the schedule of investments and financial highlights for the Funds (with the exception of the iShares S&P Target Date 2045 Index Fund and the iShares S&P Target Date 2050 Index Fund) for the six-month period ended January 31, 2011, are included in each Fund’s Form N-CSRS ( SEC File No. _________ ) as filed with the SEC on _______, 2011 and are hereby also incorporated by reference. The unaudited intrim financial statements reflect all adjustments, which in the opinion of BFA, are necessary to a fair statement of the results for the intrim period ended January 31, 2011.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. ________________________________ serves as the Trust’s independent registered public accounting firm, audits the Funds’ financial statements, and may perform other services.

Shareholder Communications to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Institutional Trust Company, N.A. – Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

63

Appendix A

DESCRIPTION OF FIXED-INCOME RATINGS

A rating is generally assigned to a fixed-income security at the time of issuance by a credit rating agency designated as a nationally recognized statistical rating organization (“NRSRO”) by the SEC. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.

Fixed-income securities which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such securities.

Investors should note that the assignment of a rating to a security by an NRSRO may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments or on the likelihood of default.

The descriptions below relate to general long-term and short-term obligations of an issuer.

Moody’s Investors Service, Inc.

Long-Term Obligations

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such, may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or near, default with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class and are typically in default with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the credit worthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

A-1

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Short-Term Obligations

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations, generally with an original maturity not exceeding thirteen months.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Long-Term Obligations

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A ’C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.

A-2

D: An obligation rated ’D’ is in payment default. The ’D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ’D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ’D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Short-Term Obligations

A-1: A short-term obligation rated ’A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ’A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ’A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ’B’ is regarded as having significant speculative characteristics. Ratings of ’B-1’, ’B-2’, and ’B-3’ may be assigned to indicate finer distinctions within the ’B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ’B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ’B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ’B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ’C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ’D’ is in payment default. The ’D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ’D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings

Long-Term Obligations

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

A-3

AA: Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative.

’B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk.

’CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk

’CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk

’C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ’AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ’B’.

“NR” indicates that Fitch does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Short-Term Obligations (Corporate and Public Finance)

Short-term ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

A-4

F3: Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk.

Default is a real possibility.

RD: Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Or, the default of a specific short-term obligation.

D: Default.

Indicates a broad-based default event for an entity, or the default of all short-term obligations.

Dominion Bond Rating Service Limited

Long-Term Obligations

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC / CC / C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

Note: All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.

Commercial Paper and Short-Term Debt

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very

A-5

high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

IS-SAI-____-____

A-6

iShares Trust

File Nos. 333-92935 and 811-09729

Part C

Other Information

Item 28. Exhibits:

PEA # 525

Exhibit Number	Description
(a)	Amended and Restated Agreement and Declaration of Trust, dated September 17, 2009, is incorporated herein by reference to Post-Effective Amendment No. 303, filed October 16, 2009 (“PEA No. 303”).

(a.1)	Restated Certificate of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 18, 2006.

(b)	Amended and Restated By-Laws, dated April 20, 2010, is incorporated herein by reference to Post-Effective Amendment No. 418, filed May 3, 2010 (“PEA No. 418”).

(c)	Article II of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a) to PEA No. 303.

(d.1)	Investment Agreement, dated December 1, 2009, between the Trust and BlackRock Fund Advisors (“BFA”) is incorporated herein by reference to Post-Effective Amendment No. 354, filed December 28, 2009 (“PEA No. 354”).

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BFA is incorporated herein by reference to Post-Effective Amendment No. 512, filed March 23, 2011 (“PEA No. 512”).

(d.3)	Schedule A to the Investment Advisory Agreement between iShares, Inc. and BFA is incorporated herein by reference to PEA No. 512.

(d.4)	Schedule A to the Investment Advisory Agreement between iShares MSCI Russia Capped Index Fund, Inc. and BFA is incorporated herein by reference to PEA No. 512.

(d.5)	Master Advisory Fee Waiver Agreement, dated December 1, 2010, between the Trust and BFA is incorporated herein by reference to PEA No. 512.

(d.6)	Schedule A, dated December 2, 2010, to the Master Advisory Fee Waiver Agreement is incorporated herein by reference to PEA No. 512.

(d.7)	Form of Participation Agreement is incorporated herein by reference to PEA No. 512.

(e.1)	Distribution Agreement, dated April 25, 2000, between the Trust and SEI Investments Distribution Company (“SEI”) is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (“PEA No. 2”).

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 512.

(f)	Not applicable.

(g.1)	Custodian Agreement, dated April 25, 2000, between the Trust and Investors Bank & Trust Company (“IBT”)[1] is incorporated herein by reference to PEA No. 2.

(g.2)	Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45, filed June 28, 2006 (“PEA No. 45”).

(g.3)	Amendment, dated May 21, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.4)	Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.5)	Appendix A to the Custodian Agreement is incorporated herein by reference to PEA No. 512.

(h.1)	Amended and Restated Securities Lending Agency Agreement, dated October 15, 2010, among the Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund Inc., iShares MSCI Emerging Markets Small Cap Index Fund Inc. and BlackRock Institutional Trust Company, N.A. (“BTC”)[2] is incorporated herein by reference to Post-Effective Amendment No. 483, filed November 23, 2010 (“PEA No. 483”).

(h.2)	Schedule A to Amended and Restated Securities Lending Agency Agreement is incorporated herein by reference to PEA No. 512.

(h.3)	Form of Master Securities Loan Agreement (including forms of Annexes, Schedule and Appendix thereto) is incorporated herein by reference to Post-Effective Amendment No. 369, filed January 22, 2010.

(h.4)	Delegation Agreement, dated April 25, 2000, between the Trust and IBT[1] is incorporated herein by reference to Exhibit (g.3) to PEA No. 2.

(h.5)	Administration Agreement, dated April 25, 2000, between the Trust and IBT[1] is incorporated herein by reference to Exhibit (h.1) to PEA No. 2.

(h.6)	Amendment, dated May 21, 2002, to the Administration Agreement is incorporated herein by reference to Exhibit (h.6) to PEA No. 45.

(h.7)	Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to Exhibit (h.7) to PEA No. 45.

(h.8)	Amendment, dated January 1, 2007, to the Administration Agreement is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 75, filed March 26, 2007.

(h.9)	Appendix A to the Administration Agreement is incorporated herein by reference to PEA No. 512.

(h.10)	Transfer Agency and Service Agreement, dated April 25, 2000, between the Trust and IBT[1] is incorporated herein by reference to Exhibit (h.2) to PEA No. 2.

(h.11)	Amendment, dated May 21, 2002, to the Transfer Agency and Service Agreement is incorporated herein by reference to PEA No. 45.

(h.12)	Amendment, dated August 18, 2004, to the Transfer Agency and Service Agreement is incorporated herein by reference to PEA No. 45.

(h.13)	Amendment, dated January 1, 2006, to the Transfer Agency and Service Agreement is incorporated herein by reference to PEA No. 45.

(h.14)	Appendix A to the Transfer Agency and Service Agreement is incorporated herein by reference to PEA No. 512.

(h.15)	Sublicense Agreement, dated April 25, 2000, between BTC[2] and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.3.i) to PEA No. 2.

(h.16)	Amendment to Sublicense Agreement between BTC[2] and the Trust for the iShares S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 459, filed July 29, 2010 (PEA No. 459”).

(h.17)	Sublicense Agreement, dated April 25, 2000, between BTC[2] and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to Post-Effective Amendment No. 37, filed June 6, 2005 (“PEA No. 37”).

(h.18)	Exhibit A to the Sublicense Agreement, dated April 1, 2006, between BTC[2] and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006.

(h.19)	Sublicense Agreement between BTC[2] and the Trust for iShares Dow Jones Funds to be filed by amendment.

(h.20)	Sublicense Agreement, dated April 25, 2000, between BTC[2] and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

(h.21)	Amendment to Sublicense Agreement between BTC[2] and the Trust for iShares Russell Funds is incorporated herein by reference to PEA No. 459.

(h.22)	Sublicense Agreement between BTC[2] and the Trust for the iShares MSCI Funds is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.23)	Amendment to Sublicense Agreement between BTC[2] and the Trust for the iShares MSCI Funds is incorporated herein by reference to PEA No. 491.

(h.24)	Sublicense Agreement between BTC[2] and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.25)	Sublicense Agreement, dated June 1, 2002, between BTC[2] and the Trust for Barclays Capital Funds is incorporated herein by reference to Exhibit (h.12) to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.26)	Sublicense Agreement, dated October 30, 2007, between BTC[2] and the Trust for iShares iBoxx $ High Yield Corporate Bond Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund is incorporated herein by reference to Exhibit (h.24) to PEA No. 114.

(h.27)	Sublicense Agreement, dated January 1, 2001, between BTC[2] and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

(h.28)	Sublicense Agreement, dated October 1, 2003, between BTC[2] and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

(h.29)	Sublicense Agreement, dated March 4, 2004, between BTC[2] and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

(h.30)	Sublicense Agreement, dated March 1, 2004, between BTC[2] and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

(h.31)	Sublicense Agreement, dated April 1, 2004, between BTC[2] and the Trust for iShares Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

(h.32)	Sublicense Agreement, dated September 16, 2004, between BTC[2] and the Trust for iShares KLD Select SocialSM Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

(h.33)	Exhibit A to the Sublicense Agreement between BTC[2] and the Trust for iShares KLD 400 Social Index Fund is incorporated herein by reference to Exhibit (h.31) to PEA No. 114.

(h.34)	Amendment to Sublicense Agreement between BTC[2] and the Trust for iShares Barclays Capital Funds is incorporated herein by reference to PEA No. 491.

(h.35)	Exhibit A to the Sublicense Agreement between BTC[2] and the Trust for iShares Dow Jones EPAC Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.38) to Post-Effective Amendment No. 93, filed July 30, 2007.

(h.36)	Sublicense Agreement, dated October 30, 2007, between BTC[2] and the Trust for FTSE/NAREIT Funds is incorporated herein by reference to Exhibit (h.35) to PEA No. 114.

(h.37)	Amendment to Sublicense Agreement between BTC[2] and the Trust for FTSE/NAREIT Funds to be filed by amendment.

(h.38)	Sublicense Agreement, dated September 19, 2007, between BTC[2] and the Trust for iShares JPMorgan USD Emerging Markets Bond Fund is incorporated herein by reference to Exhibit (h.38) to Post-Effective Amendment No. 101, filed September 27, 2007.

(h.39)	Sublicense Agreement, dated December 8, 2009, between BTC and the Trust for BofA Merrill Lynch Funds is incorporated herein by reference to Post-Effective Amendment No. 444, filed June 28, 2010 (“PEA No. 444”).

(i)	Legal Opinion and Consent of Richards, Layton & Finger P.A. to be filed by amendment.

(j)	Consent of independent registered public accounting firm to be filed by amendment.

(k)	Not applicable.

(l.1)	Subscription Agreement, dated April 20, 2000, between the Trust and SEI is incorporated herein by reference to PEA No. 2.

(l.2)	Letter of Representations, dated April 14, 2000, between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2.

(l.3)	Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares Nasdaq Biotechnology Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	iShares Trust Code of Ethics for Fund Access Persons is incorporated herein by reference to PEA No. 459.

(p.2)	Advisory Employee Investment Transaction Policy for BlackRock Affiliated Companies is incorporated herein by reference to PEA No. 459.

(p.3)	Code of Ethics for SEI is incorporated herein by reference to PEA No. 512.

(q)	Powers of Attorney, each dated May 26, 2010, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Jack Gee and Robert S. Kapito are incorporated herein by reference to PEA No. 444.

[1]

On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT, which provides administrative, custodial and transfer agency services for the Trust.

[2]	Prior to December 1, 2009, BTC was known as Barclays Global Investors, N.A.

Item 29. Persons Controlled By or Under Common Control with Registrant:

None.

Item 30. Indemnification:

The Trust (also referred to in this section as the “Fund”) is organized as a Delaware statutory trust and is operated pursuant to an Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”). The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Amended and Restated By-Laws provides that the Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a trustee, officer, or employee of a corporation, partnership, association, joint venture, trust, or other enterprise, against any liability asserted against and incurred by such Covered Person or employee in any such capacity or arising out of his or her status as such, whether or not the trustees would have the power to indemnify him or her against such liability. The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any trustee or officer of the Trust against any liability to the Trust or its Shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Administration Agreement provides that IBT1 shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administration Agreement by IBT1, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administration Agreement, provided that IBT’s1 indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT1.

The Custodian Agreement provides that IBT1 shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT1, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT’s1 indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT1.

The Distribution Agreement provides that SEI agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board members, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund’s registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading, (c) arising out of SEI’s breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI’s failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Authorized Participant (the “Participant”) agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Amended and Restated Securities Lending Agency Agreement provides that BTC shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and BFA and any investment adviser for the Funds from any and all loss, liability, costs, damages, actions, and claims (“Loss”) to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BTC, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BTC’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BTC.

Insofar as indemnification for liabilities arising under the 1940 Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

[1]

On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides administrative, custodial and transfer agency services for the Trust.

Item 31. Business and Other Connections of the Investment Adviser:

The Trust is advised by BFA, a wholly-owned subsidiary of BTC, 400 Howard Street, San Francisco, CA 94105. BFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BFA will also have substantial responsibilities as directors and/or officers of BTC. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Laurence Fink Chairman	Director and Chairman of the Board of Directors of BFA and Chief Executive Officer and Director of BTC, 400 Howard Street, San Francisco, CA 94105

Anne Marie Petach Officer	Chief Financial Officer of BFA and Chief Financial Officer and Cashier of BTC, 400 Howard Street, San Francisco, CA 94105

Charles Hallac Officer	Co-Chief Operating Officer of BFA and BTC, 400 Howard Street, San Francisco, CA 94105

Michael Latham Officer	Co-Chief Operating Officer of BFA and BTC, 400 Howard Street, San Francisco, CA 94105

Susan Wagner Officer	Co-Chief Operating Officer of BFA and BTC, 400 Howard Street, San Francisco, CA 94105

Item 32. Principal Underwriters:

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI also acts as distributor for:

SEI Daily Income Trust
SEI Liquid Asset Trust
SEI Tax Exempt Trust
SEI Institutional Managed Trust
SEI Institutional International Trust
The Advisors’ Inner Circle Fund
The Advisors’ Inner Circle Fund II
Bishop Street Funds
SEI Asset Allocation Trust
SEI Institutional Investments Trust
CNI Charter Funds iShares, Inc. iShares MSCI Russia Capped Index Fund, Inc.
Adviser Managed Trust Fund
Causeway Capital Management Trust
BlackRock Funds III
The Arbitrage Funds
ProShares Trust
Community Reinvestment Act Qualified Investment Fund
SEI Alpha Strategy Portfolios, LP
TD Asset Management USA Funds
SEI Structured Credit Fund, LP
Wilshire Mutual Funds, Inc.
Wilshire Variable Insurance Trust
Global X Funds
ProShares Trust II
Faith Shares Trust
Schwab Strategic Trust
RiverPark Funds

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the principal business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
John Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer & Asst. Secretary, Anti-Money Laundering Officer	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
Robert Silvestri	Vice President	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None

(c)	Not applicable.

Item 33. Location of Accounts and Records:

(a)	The Trust maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules there under (collectively, the “Records”) at the offices of State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116.

(b)	BFA maintains all Records relating to its services as investment adviser at 400 Howard Street, San Francisco, CA, 94105.

(c)	SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d)	State Street maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 34. Management Services:

Not applicable.

Item 35. Undertakings:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 525 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of April 2011.

iSHARES TRUST

By:
Michael Latham*
President and Trustee
Date:	April 18, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 525 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee
Date:	April 18, 2011

John E. Martinez*
Trustee
Date:	April 18, 2011

George G. C. Parker*
Trustee
Date:	April 18, 2011

Cecilia H. Herbert*
Trustee
Date:	April 18, 2011

Charles A. Hurty*
Trustee
Date:	April 18, 2011

John E. Kerrigan*
Trustee
Date:	April 18, 2011

Robert H. Silver*
Trustee
Date:	April 18, 2011

Robert S. Kapito*
Trustee
Date:	April 18, 2011

/s/ Jack Gee
Jack Gee
Treasurer
Date:	April 18, 2011

/s/ Jack Gee
*	By: Jack Gee
Attorney-in-fact
Date:	April 18, 2011

*	Powers of Attorney, each dated May 26, 2010, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez and Robert S. Kapito are incorporated herein by reference to PEA No. 444.